As filed with the Securities and Exchange Commission on March 17, 1999
                                                      Registration No. 333-70971



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No.___


                        INVESCO INTERNATIONAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              7800 E. Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Susan M. Casey, Esq.
                             John J. McDonald, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

      Title of securities being registered: Common stock, par value $0.01 per share.

      No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

      THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                        INVESCO INTERNATIONAL FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

INVESCO INTERNATIONAL FUNDS, INC.
FORM N-14 CROSS REFERENCE SHEET

Part A Item No.                                Prospectus/Proxy
And Caption                                    Statement Caption
--------------                                 -----------------

1.    Beginning of Registration Statement and  Cover Page
      Outside Front Cover Page of Prospectus

2.    Beginning and Outside Back Cover Page    Table of Contents
      of Prospectus

3.    Synopsis Information and Risk Factors    Synopsis; Comparison of Principal
                                               Risk Factors

4.    Information About the Transaction        Synopsis;The Proposed Transaction


5.    Information About the Registrant         Synopsis; Comparison of Principal
                                               Risk Factors; Additional
                                               Information About European Fund;
                                               Miscellaneous; See also, the
                                               Prospectus for INVESCO European
                                               Fund, dated March 1, 1999,
                                               previously filed on EDGAR,
                                               Accession Number
                                               0000906334-99-00005


6.    Information About the Company Being      Synopsis; Comparison of Principal
      Acquired                                 Risk Factors; Miscellaneous; See
                                               also, the Prospectus for INVESCO
                                               European Small Company Fund,
                                               dated December 1, 1998,
                                               previously filed on EDGAR,
                                               Accession Number
                                               0000923705-98-000020

7.    Voting Information                       Voting Information

8.    Interest of Certain Persons and Experts  Not Applicable

9.    Additional Information Required for      Not Applicable
      Re-offering by Persons Deemed to be
      Underwriters

Part B Item No.                                Statement of Additional
And Caption                                    Information Caption
--------------                                 -----------------------

10.   Cover Page                               Cover Page

11.   Table of Contents                        Not Applicable


12.   Additional Information About the         Statement of Additional
      Registrant                               Information of INVESCO European
                                               Fund, dated March 1, 1999 and
                                               previously filed on EDGAR,
                                               Accession Number
                                               0000906334-99-00005


13.   Additional Information About the         Statement of Additional
      Company Being Acquired                   Information of INVESCO European
                                               Small   Company    Fund,    dated
                                               December   1,  1998,   previously
                                               filed on EDGAR,  Accession Number
                                               0000923705-98-000020


14.   Financial Statements                     Annual Report of INVESCO European
                                               Fund for Fiscal Year Ended
                                               October 31, 1998, previously
                                               filed on EDGAR, Accession Number
                                               0000906334-98-000018; Annual
                                               Report of INVESCO European Small
                                               Company Fund for Fiscal Year
                                               Ended July 31, 1998, previously
                                               filed on EDGAR, Accession Number
                                               0000923705-98-000013

      PART C
      ------

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        INVESCO INTERNATIONAL FUNDS, INC.

                                     PART A

            INVESCO EUROPEAN SMALL COMPANY FUND (A SERIES OF INVESCO
                             SPECIALTY FUNDS, INC.)


                                March 23, 1999


Dear INVESCO European Small Company Fund Shareholder:


      The attached proxy materials describe a proposal that INVESCO European Small Company Fund ("European Small Company Fund"), a series of INVESCO Specialty Funds, Inc. ("Specialty Funds"), reorganize and become part of INVESCO European Fund ("European Fund"), a series of INVESCO International Funds, Inc. ("International Funds"). If the proposal is approved and implemented, each shareholder of European Small Company Fund will automatically become a shareholder of European Fund.


      The attached proxy materials also seek your approval to convert European Small Company Fund to a series of International Funds and to make certain changes in the fundamental investment restrictions of European Small Company Fund (if the reorganization is not approved or cannot be completed for some other reason), to elect directors, and to ratify the appointment of PricewaterhouseCoopers LLP as independent accountants of European Small Company Fund.


      YOUR BOARD OF DIRECTORS RECOMMENDS A VOTE FOR ALL PROPOSALS. The board believes that combining the two Funds will benefit European Small Company Fund's shareholders by providing them with a portfolio that has an investment objective that is substantially similar to that of European Small Company Fund, that has a similar investment strategy and that will have lower operating expenses as a percentage of net assets. If, however, the reorganization is not approved or cannot be completed for some other reason, you are being asked to approve the conversion of European Small Company Fund to a series of International Funds. You are also being asked to approve certain changes to the fundamental investment restrictions of European Small Company Fund that will update and streamline the Fund's restrictions. The attached proxy materials provide more information about the proposed reorganization and the two Funds, the proposed conversion and the proposed changes in fundamental investment restrictions, as well as the other matters you are being asked to vote upon.


      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit European Small Company Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by telephone, by facsimile, through the Internet, or in person.

                                          Very truly yours,




                                          Mark H. Williamson
                                          President
                                          INVESCO European Small Company Fund

             WHAT YOU SHOULD KNOW ABOUT THIS PROPOSED FUND MERGER
                                 March 23, 1999


  INVESCO AND THE FUND'S BOARD OF DIRECTORS ENCOURAGE YOU TO READ THE ENCLOSED PROXY STATEMENT CAREFULLY. THE FOLLOWING IS A QUICK OVERVIEW OF THE KEY ISSUES.

WHY IS MY FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?

The main reason for the meeting is so that shareholders of INVESCO European Small Company Fund can decide whether or not to reorganize their fund. If shareholders decide in favor of the proposal, INVESCO EUROPEAN SMALL COMPANY FUND will merge with another, similar mutual fund managed by INVESCO, and you will become a shareholder of INVESCO EUROPEAN FUND.

Whether or not shareholders decide they wish to merge the Funds, there are other matters of business to be considered. So, no matter how you choose to vote on the proposed merger, please do review all of the other proposals and vote on them as well.

WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

There are two key potential advantages:

    . By combining the Funds, SHAREHOLDERS MAY ENJOY LOWER EXPENSE RATIOS over time. Larger funds tend to enjoy economies of scale not available to funds with smaller assets under management.
    . These LOWER COSTS MAY LEAD TO STRONGER PERFORMANCE, since total return to a fund's shareholders is net of fund expenses.

The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.

HOW ARE THESE TWO FUNDS ALIKE?

The investment goals of the Funds are basically the same. They both seek long-term capital appreciation. Each invests primarily in European countries, and therefore both are subject to the special risks of international investing (such as currency fluctuations and differences in accounting and securities regulation). However, there are significant differences in investment strategy:

    . EUROPEAN SMALL COMPANY FUND focuses on the equity securities of companies with $1 billion or less in market capitalization. While many of these stocks have strong upside potential, their prices tend to be considerably more volatile than stocks of larger capitalization firms.

    . The managers for EUROPEAN FUND enjoy greater flexibility in selecting portfolio holdings, and may diversify across the large-, mid-, and small-capitalization market segments. This higher level of diversification may help temper investment risk, while allowing managers to seek the strongest growth opportunities across stock markets.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A Closing Date will be set for the reorganization. Shareholders will receive full and fractional shares of European Fund equal in value to the shares of European Small Company Fund that they owned on the Closing Date.

The net asset value per share of European Fund will not be affected by the transaction. That means the reorganization will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE,  WILL THERE BE TAX CONSEQUENCES FOR ME?

Unlike a transaction where you direct INVESCO to sell shares of one fund in order to buy shares of another, the reorganization WILL NOT BE CONSIDERED A TAXABLE EVENT. The Funds themselves will recognize no gains or losses on assets as a result of a reorganization. So you will not have reportable capital gains or losses due to the reorganization. However, you should consult your own tax adviser regarding any possible effect a reorganization might have on you, given your personal circumstances -- particularly regarding state and local taxes.

WHO WILL PAY FOR THIS REORGANIZATION?

The  expenses  of  the  reorganization,   including  legal  expenses,  printing,
packaging and postage, plus the costs of any supplementary solicitation, will be borne partly by INVESCO and partly by the two Funds.

WHAT DOES THE FUND'S BOARD OF DIRECTORS RECOMMEND?

The Board believes you should vote in favor of the reorganization. More important, though, the directors recommend that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of European Small Company Fund shares will be represented at this Fund's special shareholders meeting.

WHERE DO I GET MORE INFORMATION ABOUT INVESCO EUROPEAN FUND?

    . Please visit our Web  site  at  WWW.INVESCO.COM
    . Or call  Investor  Services  toll-free  at 1-800-525-8085

[BACK COVER]

                       YOU SHOULD KNOW WHAT INVESCO KNOWS

At INVESCO, we've built a global reputation on professional investment management. Some of the world's largest institutions and more than a million individuals rely on our knowledgeable investment specialists for effective management of their portfolios. INVESCO provides investors the perspective gained from more than 65 years of helping clients seek their financial goals.

The heart of INVESCO's business is to provide strong core mutual fund portfolios designed as solid foundations for our clients' investments. We draw on the resources of affiliates worldwide, so we have seasoned experts in the investment strategies you want to pursue -- both for your core investments as well as to meet special needs. And we offer award-winning service to help you better take advantage of our investment expertise. Call us to learn more about your choices at INVESCO.

                       INVESCO EUROPEAN SMALL COMPANY FUND
                   (A SERIES OF INVESCO SPECIALTY FUNDS, INC.)


                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999


To The Shareholders:

      A special meeting of shareholders of the INVESCO European Small Company Fund ("European Small Company Fund"), a series of INVESCO Specialty Funds, Inc. ("Specialty Funds"), will be held on May 20, 1999, at 10:00 a.m., Mountain Time, at the office of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, for the following purposes:

      (1) To approve an Agreement and Plan of Reorganization and Termination under which INVESCO European Fund ("European Fund"), a series of INVESCO International Funds, Inc. ("International Funds"), would acquire all of the assets of European Small Company Fund in exchange solely for shares of European Fund and the assumption by European Fund of all of European Small Company Fund's liabilities, followed by the distribution of those shares to the shareholders of European Small Company Fund, all as described in the accompanying Prospectus/Proxy Statement;

      (2) To approve an Agreement and Plan of Conversion and Termination providing for the conversion of European Small Company Fund from a separate series of Specialty Funds to a separate series of International Funds;

      (3) To approve certain changes to the fundamental investment restrictions of European Small Company Fund;

      (4) To elect a board of directors of Specialty Funds;

      (5) To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of European Small Company Fund; and

      (6) To transact such other business as may properly come before the meeting or any adjournment thereof.

      You are entitled to vote at the meeting and any adjournment thereof if you owned shares of European Small Company Fund at the close of business on March 12, 1999. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID envelope.

                                    By order of the board of directors,



                                    /s/ Glen A. Payne
                                    -----------------
                                    Glen A. Payne
                                    Secretary





March 23, 1999
Denver, Colorado


--------------------------------------------------------------------------------
                            YOUR VOTE IS IMPORTANT
                      NO MATTER HOW MANY SHARES YOU OWN


      Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSALS DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. As an alternative to using the paper proxy card to vote, you may vote by telephone, through the Internet, by facsimile machine or in person. Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number(s) that appear on your proxy card(s). To vote via the Internet, please access http://www.proxyvote.com on the World Wide Web. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-800-735-1885. If we do not receive your completed proxy after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation. Our proxy solicitor will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call 1-800-690-6903 and vote by phone.


Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
--------------------------------------------------------------------------------

                              INVESCO EUROPEAN FUND
                 (A SERIES OF INVESCO INTERNATIONAL FUNDS, INC.)

                       INVESCO EUROPEAN SMALL COMPANY FUND
                   (A SERIES OF INVESCO SPECIALTY FUNDS, INC.)

                             7800 EAST UNION AVENUE
                             DENVER, COLORADO 80237
                           (TOLL FREE) 1-800-646-8372



                           PROSPECTUS/PROXY STATEMENT
                                 MARCH 23, 1999



      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of the INVESCO European Small Company Fund ("European Small Company Fund"), a series of INVESCO Specialty Funds, Inc. ("Specialty Funds"), in connection with the solicitation of proxies by its board of directors for use at a special meeting of its shareholders to be held on May 20, 1999, at 10:00 a.m., Mountain Time, and at any adjournment of the meeting, if the meeting is adjourned for any reason.

      As more fully described in this Proxy Statement, one of the main purposes of the meeting is to vote on a proposed reorganization. In the reorganization, the INVESCO European Fund ("European Fund"), a series of INVESCO International Funds, Inc. ("International Funds"), would acquire all of the assets of European Small Company Fund, in exchange solely for shares of European Fund and the assumption by European Fund of all of the liabilities of European Small Company Fund. Those shares of European Fund would then be distributed to the shareholders of European Small Company Fund, so that each shareholder would receive a number of full and fractional shares of European Fund having an aggregate value that, on the effective date of the reorganization, is equal to the aggregate net asset value of the shareholder's shares of European Small Company Fund. As soon as practicable following the distribution of shares, European Small Company Fund will be terminated.

      European Fund is a diversified series of International Funds, which is an open-end management investment company. The investment objective of both European Fund and European Small Company Fund is to seek capital appreciation.


      This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the reorganization and European Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated March 23, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). European Fund's Prospectus and Statement of Additional Information, each dated March 1, 1999, and Annual Report to Shareholders for the fiscal year ended October 31, 1998 have been filed with the SEC and are incorporated herein by this reference. European Small Company Fund's Prospectus and Statement of Additional Information, each dated December 1, 1998, have been filed with the SEC and also are incorporated herein by this reference. Copies of European Fund's Prospectus and Annual Report to Shareholders accompany this Proxy Statement. Copies of the other referenced documents, as well as European Small Company Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1998 and Semi-Annual Report to Shareholders dated January 31, 1999, may be obtained without charge, and further inquiries may be made, by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706, or by calling toll-free 1-800-624-8372.


      The SEC maintains a website (http://www.sec.gov) that contains the Statement of Additional Information and other material incorporated by reference, together with other information regarding European Fund and European Small Company Fund.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE INVESCO EUROPEAN FUND, OR DETERMINED WHETHER THIS PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS




VOTING INFORMATION.............................................................1


PART I:  THE REORGANIZATION


      PROPOSAL 1: To approve an Agreement and Plan of Reorganization and Termination under which European Fund would acquire all of the assets of European Small Company Fund in exchange solely for shares of European Fund and the assumption by European Fund of all of European Small Company Fund's liabilities, followed by the distribution of those shares to the shareholders of European Small Company Fund.

        Synopsis..............................................................__
        Comparison of Principal Risk Factors .................................__
        The Proposed Transaction..............................................__


PART II:  PROPOSED ORGANIZATIONAL MATTER


      PROPOSAL 2: To approve an Agreement and Plan of Conversion and Termination providing for the conversion of European Small Company Fund from a separate series of Specialty Funds to a separate series of International Funds.

        Reason for the Proposed Conversion....................................__
        Summary of the Plan of Conversion and Termination.....................__
        Continuation of Fund Shareholder Accounts.............................__
        Expenses..............................................................__
        Temporary Waiver of Investment Restrictions...........................__
        Tax Consequences of the Conversion....................................__
        Conclusion............................................................__


PART III:  PROPOSED MODIFICATIONS TO FUNDAMENTAL INVESTMENT
RESTRICTIONS AND ROUTINE CORPORATE GOVERNANCE MATTERS

      PROPOSAL 3: To approve amendments to the fundamental investment restrictions of European Small Company Fund.

        a.  To amend the Fund's fundamental investment
            restriction on issuer diversification.............................__
        b.  To amend the Fund's fundamental investment
            restriction on borrowing..........................................__

        c.  To amend the Fund's fundamental investment
            restriction on issuing senior securities..........................__
        d.  To amend the Fund's fundamental investment
            restriction on real estate investments............................__
        e.  To amend the Fund's fundamental investment
            restriction on investing in commodities...........................__
        f.  To amend the Fund's fundamental investment
            restriction on loans..............................................__
        g.  To amend the Fund's fundamental investment
            restriction on underwriting securities............................__
        h.  To amend the Fund's fundamental investment
            restriction on industry concentration.............................__
        i.  To amend the Fund's fundamental investment
            restriction on investing in another investment
            company...........................................................__


      PROPOSAL 4:  To elect the Directors of Specialty
      Funds...................................................................__


      PROPOSAL  5:  To  ratify  or  reject  the  selection  of
      PricewaterhouseCoopers LLP as independent accountants of
      European Small Company Fund.............................................__


OTHER BUSINESS................................................................__


INFORMATION CONCERNING ADVISER, SUB-ADVISER, DISTRIBUTOR,
AND AFFILIATED COMPANIES......................................................__


MISCELLANEOUS.................................................................__
    Available Information.....................................................__
    Legal Matters.............................................................__
    Experts...................................................................__


APPENDIX A: PRINCIPAL SHAREHOLDERS...........................................A-1


APPENDIX B: AGREEMENT AND PLAN OF  REORGANIZATION AND
TERMINATION................................................................. B-1

APPENDIX C: AGREEMENT AND PLAN OF CONVERSION AND
TERMINATION..................................................................C-1

                       INVESCO EUROPEAN SMALL COMPANY FUND
                   (a series of INVESCO Specialty Funds, Inc.)

                                   -----------

                           PROSPECTUS/PROXY STATEMENT

                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999
                                   -----------

                               VOTING INFORMATION

      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of the INVESCO European Small Company Fund ("European Small Company Fund"), a series of INVESCO Specialty Funds, Inc. ("Specialty Funds"), in connection with the solicitation of proxies from European Small Company Fund shareholders by the board of directors ("Board") of Specialty Funds for use at a special meeting of shareholders to be held on May 20, 1999 ("Meeting"), and at any adjournment of the Meeting. This Proxy Statement will first be mailed to shareholders on or about March 23, 1999.

      One-third of European Small Company Fund's shares outstanding on March 12, 1999, represented in person or by proxy shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve one or more of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

      Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve a proposal.

      The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of each of the proposals and the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by Specialty Funds prior to the meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

      In order to reduce costs, notices to a shareholder having more than one account in European Small Company Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.


      As of March 12, 1999 ("Record Date"), European Small Company Fund had 4,464,381.906 shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne half by INVESCO Funds Group, Inc. ("INVESCO"), the investment adviser and transfer agent of European Small Company Fund, and half by INVESCO European Fund ("European Fund"), a series of INVESCO International Funds, Inc. ("International Funds"), and European Small Company Fund, will be made primarily by mail but also may be made by telephone or oral communications by representatives of INVESCO and INVESCO Distributors, Inc. ("IDI"), the distributor of the INVESCO group of investment companies ("INVESCO Funds"), who will not receive any compensation for these activities from either European Small Company Fund or European Fund, or by Shareholder Communications Corporation, professional proxy solicitors, who will be paid fees and expenses of up to approximately $3,253 for soliciting services. If votes are recorded by telephone, Shareholder Communications Corporation will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail, by facsimile or through a secure Internet site. Proxies voted by telephone, facsimile or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.


      Except as set forth in Appendix A, INVESCO does not know of any person who owns beneficially 5% or more of the shares of European Small Company Fund or European Fund (each a "Fund"). Directors and officers of Specialty Funds own in the aggregate less than 1% of the shares of European Small Company Fund.


      VOTE REQUIRED. Approval of Proposals 1 and 2 each require the affirmative vote of a majority of the outstanding voting securities of European Small Company Fund. Approval of Proposal 3 requires the affirmative vote of a "majority of the outstanding voting securities" of the European Small Company Fund, as defined in the Investment Company Act of 1940, as amended ("1940 Act").

This means that Proposal 3 must be approved by the lesser of: (1) 67% of European Small Company Fund's shares present at a meeting of shareholders if the owners of more than 50% of European Small Company Fund's shares then outstanding are present in person or by proxy; or (2) more than 50% of European Small Company Fund's outstanding shares. A plurality of the votes cast at the Meeting and at concurrent meetings of other series of Specialty Funds, taken in the aggregate, is sufficient to approve Proposal 4. Approval of Proposal 5 requires the affirmative vote of a majority of the shares of European Small Company Fund present at the Meeting, provided a quorum is present. Each outstanding full share of European Small Company Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If any Proposal is not approved by the requisite vote of shareholders, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.


PART I.  THE REORGANIZATION


      PROPOSAL 1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH EUROPEAN FUND WOULD ACQUIRE ALL OF THE ASSETS OF EUROPEAN SMALL COMPANY FUND IN EXCHANGE SOLELY FOR SHARES OF EUROPEAN FUND AND THE ASSUMPTION BY EUROPEAN FUND OF ALL OF EUROPEAN SMALL COMPANY FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF EUROPEAN SMALL COMPANY FUND ("REORGANIZATION")


                                    SYNOPSIS


      The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectus and Statement of Additional Information of European Fund (which are incorporated herein by reference), the Prospectus and Statement of Additional Information of European Small Company Fund (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix B to this Proxy Statement). As discussed more fully below, Specialty Funds' Board believes that the Reorganization will benefit European Small Company Fund shareholders. European Fund has an investment objective that is substantially similar to the investment objective of European Small Company Fund and has similar investment strategies. It is anticipated that, following the Reorganization, the total operating expenses for the combined Fund, both before and after taking into account voluntary fee waivers and expense reimbursements, will be lower as a percentage of net assets than those of European Small Company Fund.


THE PROPOSED REORGANIZATION


      Specialty Funds' Board considered and approved the Reorganization Plan at a meeting held on February 3, 1999. The Reorganization Plan provides for the acquisition of all the assets of European Small Company Fund by European Fund, in exchange solely for shares of common stock of European Fund and the assumption by European Fund of all the liabilities of European Small Company Fund. European Small Company Fund then will distribute those shares of European Fund to its shareholders, so that each European Small Company Fund shareholder will receive the number of full and fractional shares that is equal in aggregate value to the shareholder's holdings in European Small Company Fund as of the day the Reorganization is completed. European Small Company Fund then will be terminated as soon as practicable thereafter.


      The Reorganization will occur as of the close of business on June 25, 1999, or at a later date when the Reorganization is approved and all contingencies have been met ("Closing Date").


      For the reasons set forth below under "The Proposed Transaction Reasons for the Reorganization," Specialty Funds' Board, including its directors who are not "interested persons," as that term is defined in the 1940 Act, of Specialty Funds, International Funds, INVESCO, or INVESCO Asset Management Limited ("IAML") (collectively, the "Independent Directors"), has determined that the Reorganization is in the best interests of European Small Company Fund, that the terms of the Reorganization are fair and reasonable and that the interests of European Small Company Fund's shareholders would not be diluted as a result of the Reorganization. Accordingly, Specialty Funds' Board recommends approval of the transaction. In addition, the Board of International Funds, including its Independent Directors, has determined that the Reorganization is in the best interests of European Fund, that the terms of the Reorganization are fair and reasonable and that the interests of European Fund's shareholders would not be diluted as a result of the Reorganization.


COMPARATIVE FEE TABLE


      As shown in the tables below, a shareholder pays no fees to purchase Fund shares, to exchange to another INVESCO Fund, or to sell shares. The only Fund costs a shareholder pays are annual Fund operating expenses that are deducted from Fund assets. The current fees and expenses incurred for the fiscal year ended October 31, 1998 by European Fund and the fiscal year ended July 31, 1998 by European Small Company Fund, and PRO FORMA fees for European Fund after the Reorganization are shown below.

SHAREHOLDER FEES (fees paid directly from your investment)

                                              EUROPEAN SMALL     COMBINED FUND
                            EUROPEAN FUND      COMPANY FUND        (PRO FORMA)
                            -------------      ------------        -----------

Sales charge (load) on          None               None               None
purchases of shares
Sales charge (load) on          None               None               None
reinvested dividends
Redemption fee or               None*              None*              None
deferred sales charge
(load)
Exchange fee                    None               None               None
      ......

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                   EUROPEAN SMALL     COMBINED FUND
                                 EUROPEAN FUND      COMPANY FUND       (PRO FORMA)
                                 -------------      ------------       -----------

Management Fees                      0.71%             0.75%               0.71%
Distribution (12b-1)Fees(1)          0.25%             0.25%               0.25%
Other Expenses                       0.38%             1.04%(3)            0.39%
                                     -----             ------              -----
Total Fund Operating Expenses(2)     1.34%             2.04%(3)            1.35%
Expenses(2)


* Effective May 1, 1999, European Fund and European Small Company Fund will each impose redemption and exchange fees of 2.00% on shares held three months or less and 1.00% for shares held more than three months but less than six months. The fees will be retained by the Funds to offset transaction costs and other expenses associated with short-term redemptions and exchanges. These redemption fees will NOT apply to shares of European Fund issued in the Reorganization.

(1)Because each Fund pays distribution fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. Effective November 1, 1997, European Fund was authorized to pay a distribution (12b-1) fee of up to 0.25% of new assets (new sales of shares, exchanges into the Fund, and reinvestments of dividends and other distributions made on or after November 1, 1997). For the fiscal year ended October 31, 1998, actual distribution (12b-1) fees were 0.23% of average net assets. Currently, because of the increase in new assets, actual distribution (12b-1) fees are 0.25% of average new assets.
(2)The Funds' actual Total Fund Operating expenses were lower than the figures shown because their transfer agent and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown above DO NOT reflect these reductions.

(3)Certain expenses of European Small Company Fund are being absorbed voluntarily by INVESCO and IAML, the Fund's sub-adviser. Accordingly, the actual Other Expenses and Total Fund Operating Expenses paid, after absorption, by European Small Company Fund were 1.01% and 2.01%, respectively. INVESCO and IAML do not intend to continue absorbing the expenses of European Small Company Fund. Thus, if the Reorganization is not approved, European Small Company Fund's actual Other Expenses and Total Fund Operating Expenses will likely increase.

EXAMPLE OF EFFECT ON FUND EXPENSES

      This Example is intended to help you compare the cost of investing in European Small Company Fund with the cost of investing in European Fund and the cost of investing in European Fund assuming the Reorganization has been completed.

      This Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                    ONE YEAR       THREE YEARS     FIVE YEARS       TEN YEARS
                    --------       -----------     ----------       ---------

EUROPEAN FUND         $137            $427            $738           $1,621
EUROPEAN SMALL        $211            $652           $1,119          $2,408
COMPANY FUND
COMBINED FUND         $144            $446            $771           $1,689
(PRO FORMA)
      ......





FORM OF ORGANIZATION


      European Fund is a series of International Funds, an open-end, diversified investment management company that was organized as a Maryland corporation on April 2, 1993. On July 1, 1993, European Fund acquired all the assets and assumed all the liabilities of the European Portfolio of Financial Strategic Portfolios, Inc., which was incorporated under the laws of Maryland on August 10, 1983. All financial and other information about European Fund for periods prior to July 1, 1993 relates to such former portfolio. European Small Company Fund is a series of Specialty Funds, an open-end, diversified investment management company that was organized as a Maryland corporation on April 12, 1994. Neither International Funds nor Specialty Funds is required to (nor does it) hold annual shareholder meetings. Neither Fund issues share certificates.


INVESTMENT ADVISER


      INVESCO is the investment adviser of both Funds. In this capacity, INVESCO is primarily responsible for providing the Funds with various administrative services and supervising their daily business affairs. IAML is the sub-adviser of the Funds and is primarily responsible for selecting and managing each Fund's investments.


      INVESCO is currently paid: (1) by European Fund a monthly advisory fee computed daily at the annual rate of 0.75% on the first $350 million of the Fund's average net assets, 0.65% on the next $350 million of such assets, and 0.55% on such assets over $700 million; and (2) by European Small Company Fund a monthly advisory fee computed daily at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of such assets, and 0.55% on such assets over $1 billion.

      Out of the advisory fee which it receives from each Fund, INVESCO pays IAML, as sub-adviser to each Fund: (1) with respect to European Fund, a monthly fee based upon the average daily net value of the Fund's net assets of 0.30% on the first $350 million of such assets; 0.26% on the next $350 million of such assets, and 0.22% on such assets over $700 million; and (2) with respect to European Small Company Fund, a monthly fee based upon the average daily net value of the Fund's net assets of 0.30% on the first $500 million of the Fund's average net assets; 0.26% on the next $500 million of such assets; and 0.22% on such assets over $1 billion.

      Following the Reorganization, INVESCO, in its capacity as investment adviser to European Fund, will be primarily responsible for providing the combined Fund with various administrative services and supervising the combined Fund's daily business affairs. Following the Reorganization, IAML, in its capacity as investment sub-adviser to European Fund, will be primarily responsible for managing investment of the Funds' combined assets.

INVESTMENT OBJECTIVES AND POLICIES

      European Fund has an investment objective generally similar to that of European Small Company Fund in that each Fund seeks capital appreciation through investment in equity securities of European companies, but the methodologies through which the Funds seek this objective differ. Under normal conditions, European Fund invests at least 80% of its total assets in equity securities of companies domiciled in the United Kingdom, France, Germany, Belgium, Italy, the Netherlands, Switzerland, Denmark, Sweden, Norway, Finland and Spain. There are no limitations on the percentage of European Fund's assets that may be invested in companies domiciled in any one country. European Small Company Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range of companies as approximately the lowest 25% of market capitalizations of companies listed on a U.S. national securities exchange or traded on the Nasdaq Stock Market ("small companies"). Typically, the companies whose securities are held by European Small Company Fund have equity market capitalizations under $1 billion. Additionally, under normal circumstances, European Small Company Fund will invest at least 65% of its total assets in issuers domiciled in at least five countries, including, but not limited to, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Holland, Ireland, Italy, Luxembourg, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom. No more than 50% of European Small Company Fund's total assets may be invested in any one country.

      Neither European Fund nor European Small Company Fund has established minimum investment standards, such as earnings history, type of industry or dividend payment history with respect to their investments in foreign equity securities and, therefore, investors in either Fund should consider that investments may consist in part of securities that may be deemed to be speculative. While both Funds invest primarily in equity securities (or securities convertible into common stocks), each Fund has some authority to invest in debt securities. European Small Company Fund has the ability to invest up to 15% of its total assets in debt securities rated below investment grade (i.e., "junk bonds"), while European Fund has no such authority.

      Both Funds have the authority to enter into forward currency contracts to hedge against fluctuations in foreign exchange rates. European Small Company Fund is also authorized to purchase and write options on securities (including index options), and may enter into futures contracts and options on futures contracts, and interest rate swaps and other swap-related products.

      Both Funds are authorized to invest in illiquid securities, but European Fund may only invest up to 10% of its assets in illiquid securities, while European Small Company Fund may invest up to 15% of its net assets in such securities. Both Funds may also enter into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers. In addition, each Fund may seek to earn additional income by lending its portfolio securities to qualified brokers, dealers, banks or other financial institutions, on a full-collateralized basis.

      Both Funds may, in periods of abnormal economic and market conditions, as determined by INVESCO or IAML, depart from their basic investment objective and assume a temporary defensive position, with up to 100% of their assets invested in U.S. government and agency securities, investment grade corporate bonds, or cash securities such as domestic certificates of deposit and bankers' acceptances, repurchase agreements and commercial paper.

      There can be no assurance that either Fund will achieve its investment objective.

OPERATION OF EUROPEAN FUND FOLLOWING THE REORGANIZATION


      As indicated above, the investment objectives and policies of the two Funds are similar, although European Small Company Fund has authority to invest in certain securities and instruments that European Fund does not. Based on their review of the investment portfolios of each Fund, INVESCO and IAML believe that most of the assets held by European Small Company Fund will be consistent with the investment policies of European Fund and thus can be transferred to and held by European Fund if the Reorganization Plan is approved. If, however, European Small Company Fund has any assets that may not be held by European Fund, those assets will be sold prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by European Fund. The possible need for European Small Company Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in European Small Company Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in European Small Company Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.

      As discussed above, INVESCO serves as investment adviser to both Funds, and IAML serves as sub-adviser to both Funds. After the Reorganization, both will continue their respective roles. In its capacity as investment adviser to European Fund, INVESCO will continue to be primarily responsible for providing the combined Fund with various administrative services and supervising the combined Fund's daily business affairs. IAML, as the sub-adviser to the European Fund, will continue to be primarily responsible for selecting and managing the combined Fund's investments. In addition, the directors and officers of European Fund, its distributor, and other outside agents will continue to serve the Fund in their current capacities.


PURCHASES AND REDEMPTIONS

      PURCHASES. Shares of each Fund may be purchased by wire, telephone, mail or direct payroll purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day") as of the close of regular trading on that exchange, but may also be computed at other times. For a more complete discussion of share purchases, see "How Shares Can Be Purchased" in either Fund's Prospectus.


      REDEMPTIONS. Shares of each Fund may be redeemed by telephone or by mail. Redemptions are made at the NAV per share next determined after a request in proper form is received at the Fund's office. Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents.


      Effective May 1, 1999, European Fund and European Small Company Fund will each impose redemption and exchange fees of 2.00% on shares held three months or less and 1.00% for shares held more than three months but less than six months. The fees will be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. These redemption fees will NOT apply to shares of European Fund issued in the Reorganization. For a more complete discussion of share redemption procedures, see "How to Redeem Shares" in either Fund's Prospectus.


      European Small Company Fund shares will no longer be available for purchase on the Business Day following the Closing Date. Redemptions of European Small Company Fund's shares may be effected immediately prior to the Closing Date.


EXCHANGES

      Shares of each Fund may be exchanged for shares of another INVESCO Fund on the basis of their respective NAVs per share at the time of the exchange. After the Reorganization, shares of European Fund will continue to be exchangeable for shares of another INVESCO Fund. For a more complete discussion of the Funds' exchange policies, see "How Shares Can Be Purchased" in either Fund's Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund earns investment income in the form of interest and dividends on investments. Dividends paid by each Fund are based solely on its net investment income. Each Fund's policy is to distribute substantially all of its investment income, less expenses, to shareholders on an annual or semiannual basis, at the discretion of the Board of that Fund. Dividends are automatically reinvested in additional shares of a Fund at the NAV on the payable date (European Small Company Fund) and the ex-dividend date (European Fund), unless otherwise requested.


      Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), the Fund has capital gain net income. Net realized capital gains, if any, together with net gains realized on foreign currency transactions, if any, are distributed to each Fund's shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the respective Fund at the NAV on the payable date (European Small Company Fund) and the ex-distribution date (European Fund), unless otherwise requested. Dividends and other distributions are paid to holders of shares on the record date of distribution regardless of how long a Fund's shares have been held by the shareholder.


      On or before the Closing Date, European Small Company Fund will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION


      The Funds will receive an opinion of their counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent European Small Company Fund sells securities prior to Closing Date, there may be net recognized gains or losses to the Fund. Any net recognized gains would increase the amount of any distribution made to shareholders of European Small Company Fund prior to the Closing Date.



                      COMPARISON OF PRINCIPAL RISK FACTORS

      Because European Small Company Fund's investment objective and policies are substantially similar to those of European Fund, an investment in European Fund is subject to many of the same specific risks as an investment in European Small Company Fund. However, there are differences between the Funds. The principal specific risks associated with investing in the Funds include:

      FOREIGN SECURITIES RISK. Both European Fund and European Small Company Fund invest in foreign securities. Investments in securities of foreign companies and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar rises against a foreign currency, returns for U.S. investors on foreign securities denominated in that foreign currency generally will decline. In contrast, when the U.S. dollar declines against foreign currencies, returns on those foreign securities generally will increase. Other aspects of international investing to consider include:

o less publicly available information than is generally available about U.S. issuers
o  differences  in  accounting,  auditing and  financial  reporting  standards
o generally higher commission rates and longer settlement periods on foreign portfolio transactions
o smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility
o less government regulation of stock exchanges, brokers and listed companies abroad than in the United States
o investments in certain countries may be subject to foreign withholding taxes, which may reduce dividend income or capital gains payable to shareholders

      Additional risks attendant to investing in foreign securities include: the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      While the European Fund may invest in foreign securities without limitation on the percentage of assets that may be invested in any country, the European Small Company Fund may invest no more than 50% of Fund assets in any single foreign country. To the extent that this difference in policy decreases the degree of country diversification, there may be additional risks associated with investing in European Fund, as compared to investing in European Small Company Fund.


      INTRODUCTION OF THE EURO. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain are members of the European Economic and Monetary Union ("EMU"). The EMU has established a common European currency for EMU countries which is known as the "euro." Each participating country adopted the euro as its currency on January 1, 1999. The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.


      The introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be capable of dealing with the new currency, whether exchange rates for the old national currencies and the euro were adequately established, and whether suitable clearing and settlement systems for the euro will operate. These and other factors may cause market disruptions and could adversely affect the value of securities held by the Fund.

      The introduction of the euro may impact European capital markets in ways that it is impossible to quantify at this time. For example, investors may begin to view EMU countries as a single market, and that may impact future investment decisions for the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may impact the fiscal and monetary policies of participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

      FUTURES, OPTIONS, FORWARD CONTRACTS, AND OTHER DERIVATIVES. The Funds differ in the types of futures, options, forward contracts, and other derivative securities in which they may invest. The European Fund is limited to investing only in forward contracts for the purchase or sale of foreign currencies ("forward currency contracts"). It may not invest in any other types of derivative securities. A forward currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed-upon rate. The European Fund enters into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities, and not for purposes of speculation. Although the Fund has not adopted any limitations on its ability to use forward currency contracts, it does not attempt to hedge all of its foreign investment positions, and will enter into forward currency contracts only to the extent, if any, deemed appropriate by INVESCO or IAML. The Fund does not enter into forward contracts for terms of more than one year and no predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed below.


      European Small Company Fund may invest in futures, options, forward contracts, swaps, and other derivative instruments. The Fund invests in these instruments as a hedge against adverse movements in securities, foreign currency, and interest rate markets, and not for purposes of speculation. Risks inherent in the use of futures, options, forward contracts, and swaps include:
(1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated, in which case the Fund could be left in a less favorable position than if such strategies had not been used; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs and, as a result, no more than 5% of the Fund's total assets are committed to such investments.


      ILLIQUID AND RULE 144A SECURITIES. The Funds differ slightly in their respective approaches toward investing in illiquid and Rule 144A securities. Securities are considered to be illiquid if they have not been registered under the Securities Act of 1933 and are thus subject to restrictions on their resale ("restricted securities") or if, based upon their nature or the market for such securities, they are not readily marketable. Any limitations on resale and marketability may have the effect of preventing the Funds from disposing of such securities at the time desired or at a reasonable price. In addition, in order to resell restricted securities, the Funds might have to bear the expense and incur the delays associated with registering such securities. The European Fund may not invest more than 10% of its net assets in illiquid and restricted securities. For both Funds, repurchase agreements maturing in more than seven days are considered as illiquid for purposes of this restriction. Rule 144A securities are not registered for sale to the general public and are thus restricted. However, these securities can be resold to qualified institutional investors, provided that a liquid institutional trading market develops. For European Fund, Rule 144A securities are subject to the 10% limitation on illiquid securities, even if a liquid institutional trading market develops. In contrast, the European Small Company Fund may purchase Rule 144A securities without regard to its 15% limitation on illiquid securities if a liquid institutional trading market exists. If a liquid institutional trading market does not develop for the Funds' Rule 144A securities, the value of the Funds' investments in these securities may be negatively affected.


      INVESTMENTS IN OTHER INVESTMENT COMPANIES. European Fund may invest in companies domiciled in certain countries by purchasing common shares of closed-end investment companies organized to invest in the securities markets of particular countries (each a "country fund"). This is done only when it is not possible for non-residents to make direct investments in securities of the companies in those countries. European Fund's investments in country funds are limited in that it may not purchase shares of a country fund if: (a) such a purchase would cause the Fund to own more than 3% of the total outstanding voting stock of a particular country fund; or (b) such purchase would cause the Fund to have more than 5% of its total assets invested in a particular country fund or more than 10% of its total assets invested in the securities of other investment companies. Investments in certain country funds may involve the payment of substantial premiums above the value of such country funds' portfolio securities. In addition, to the extent that European Fund invests in country funds, its investment return may be reduced by duplicative advisory fees and operating expenses resulting from two separate management companies managing the Fund's assets. European Small Company Fund does not invest in other investment companies.


      LOWER-RATED DEBT SECURITIES. European Fund does not invest in lower-rated debt securities. In contrast, European Small Company Fund may invest up to 15% of total fund assets in debt securities that are rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's

Investors Service, Inc. ("Moody's") or, if unrated, are determined by INVESCO or IAML to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). European Small Company Fund does not invest in debt securities rated below CCC by S&P or Caa by Moody's or, if unrated, determined by INVESCO or IAML to be equivalent in quality to debt securities having such ratings. (For a further discussion of bond ratings, see European Small Company Fund's Statement of Additional Information.)


      SMALLER CAPITALIZATION COMPANIES. The European Fund may, but is not required to, invest in smaller capitalization companies, including those traded on regional foreign stock exchanges or in the foreign over-the-counter market. In contrast, the European Small Company Fund must invest at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them, at the time of purchase, in the same size range as the lowest 25% market capitalization companies listed on a U.S. national securities exchange or traded on the Nasdaq Stock Market. These are typically companies with a market capitalization of less than $1 billion. Smaller capitalization companies may have limited operating histories, product lines, and financial and managerial resources. These companies also may be subject to intense competition from larger companies, and their stock may be subject to more abrupt or erratic market movements than the stock of larger, more established companies. Due to these and other factors, smaller capitalization companies may suffer significant losses, although they may realize substantial growth.

      WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The European Fund does not invest in when-issued securities, while the European Small Company Fund may make commitments to purchase or sell equity or debt securities in advance of their issue in an amount up to 10% of its total assets, measured at the time the commitment is made. The purchase of securities on a when-issued basis involves the risk that the value of the securities purchased will decline prior to settlement.

      TURNOVER RATE. Although neither of the Funds trades for short-term profits, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of each of the Funds' management, investment considerations warrant such action. As a result, for European Fund, certain market conditions may dictate that the portfolio turnover rate exceed 100%, which may be higher than that of other investment companies seeking capital appreciation. For European Small Company Fund, while it is anticipated that the portfolio turnover rates for the Fund's portfolio generally will not exceed 200%, certain market conditions may dictate that portfolio turnover rates exceed 200%. Increased portfolio turnover rates may cause a Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains that are taxable when distributed to shareholders.

      YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to ensure that its own major computer systems will continue to function on and after

January 1, 2000. In addition, the markets for, or value of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies, and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments.

      See "Risk Factors" in European Fund's and European Small Company Fund's Prospectuses for a more complete description of investment risks.


                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN


      The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix B to this Proxy Statement.


      The Reorganization Plan provides for: (a) the acquisition by European Fund on the Closing Date of all the assets of European Small Company Fund in exchange solely for European Fund shares and the assumption by European Fund of all of European Small Company Fund's liabilities; and (b) the distribution of those European Fund shares to the shareholders of European Small Company Fund.

      The assets of European Small Company Fund to be acquired by European Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on European Small Company Fund's books, and all other property owned by European Small Company Fund. European Fund will assume from European Small Company Fund all liabilities, debts, obligations and duties of European Small Company Fund of whatever kind or nature; provided, however, that European Small Company Fund will use its best efforts to discharge all of its known liabilities before the Closing Date. European Fund will deliver its shares to European Small Company Fund, which will distribute the shares to European Small Company Fund's shareholders.

      The value of European Small Company Fund's assets to be acquired by European Fund and the NAV per share of the shares of European Fund to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectus and

Statement of Additional Information. European Small Company Fund's net value shall be the value of its assets to be acquired by European Fund, less the amount of European Small Company Fund's liabilities, as of the Valuation Time.


      On, or as soon as practicable after, the Closing Date, European Small Company Fund will distribute the European Fund shares that it receives PRO RATA to its shareholders of record as of the effective time of the Reorganization, so that each European Small Company Fund shareholder will receive a number of full and fractional European Fund shares equal in aggregate value to the shareholder's holdings in European Small Company Fund; European Small Company Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of European Fund in the names of European Small Company Fund shareholders and by transferring to those accounts the shares previously credited to the account of European Small Company Fund on those books. Fractional shares in European Fund will be rounded to the third decimal place.


      Because the European Fund shares will be issued at NAV in exchange for the net assets of European Small Company Fund, the aggregate value of European Fund shares issued to European Small Company Fund shareholders will equal the aggregate value of European Small Company Fund shares. The NAV per share of European Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.


      Any transfer taxes payable upon the issuance of European Fund shares in a name other than that of the registered European Small Company Fund shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of European Small Company Fund to a public authority will continue to be its responsibility until it is dissolved.

      Half of the cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by INVESCO, the investment adviser to each Fund, and half by the Funds. The Boards of International Funds and Specialty Funds each considered the fact that INVESCO will pay half of these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of its Fund.

      The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the European Small Company Fund shareholders' interests.

REASONS FOR THE REORGANIZATION

      The Board of Specialty Funds, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of European Small Company Fund, that the terms of the Reorganization are fair and reasonable and that the interests of European Small Company Fund's shareholders will not be diluted as a result of the Reorganization. The Board of International Funds, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of European Fund, that the terms of the Reorganization are fair and reasonable and that the interests of European Fund's shareholders will not be diluted as a result of the Reorganization.

      In approving the Reorganization, each Board, including a majority of its Independent Directors, considered a number of factors, including the following:

      (1) the compatibility of the Funds' investment objectives, policies and restrictions;

      (2) the effect of the Reorganization on the Funds' expected investment performance;

      (3) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;

      (4) the  costs  to  be   incurred   by  each  Fund  as  a  result  of  the
          Reorganization;

      (5) the tax consequences of the Reorganization;

      (6) possible  alternatives  to  the   Reorganization,   including  whether
          European Small Company Fund could continue to operate on a stand-alone basis or should be liquidated; and

      (7) the potential benefits of the Reorganization to INVESCO and to other persons.


      The Reorganization was recommended to the Board of each Fund by INVESCO at meetings of the Boards held on February 3, 1999. In recommending the Reorganization, INVESCO advised the Boards that the investment advisory and administration fee schedule applicable to European Fund would be equal to or lower than that currently in effect for European Small Company Fund, and that it is likely INVESCO would cease to absorb certain expenses of European Small Company Fund. The Boards considered the fact that European Fund has a better performance record than European Small Company Fund and that European Small Company Fund has had more difficulty in attracting assets than European Fund. The Boards also considered the similarity in investment objective and portfolio composition between the two Funds. Further, the Board of each Fund was advised by INVESCO that, because European Fund has greater net assets than European Small Company Fund, combining the two Funds could reduce the expenses borne by

European Small Company Fund as a percentage of net assets. In addition, INVESCO advised the Board that any reduction in the expense ratios of the Funds as a result of the Reorganization could benefit INVESCO by reducing any reimbursements or waivers of expenses resulting from INVESCO's obligation to limit the expenses of European Small Company Fund to 2.00%. The Boards were also advised that following the Reorganization, the expense ratio for European Fund may decrease because the investment advisory and administration fee paid by that Fund decreases as its size increases.


DESCRIPTION OF SECURITIES TO BE ISSUED

      International Funds is registered with the SEC as an open-end management investment company. It has an authorized capitalization of 500 million shares of common stock (par value $0.01 per share), of which 100 million are allocated to European Fund. Shares of European Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.

      European Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Fund's Articles of Incorporation, or at their discretion.

      Both Funds are series of investment companies organized as Maryland corporations. Thus, the rights of shareholders of each Fund with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of a Fund are identical.

TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

      Certain fundamental investment restrictions of European Small Company Fund, which prohibit it from acquiring more than a stated percentage of another company, might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, European Small Company Fund shareholders will be agreeing to waive, only for the purpose of the Reorganization, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FEDERAL INCOME TAX CONSIDERATIONS


      The exchange of European  Small  Company  Fund's  assets for European Fund shares and European Fund's assumption of European Small Company Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. The Funds will receive an opinion of their counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that --


            (1) European Fund's acquisition of European Small Company Fund's assets in exchange solely for European Fund shares and European Fund's assumption of European Small Company Fund's liabilities, followed by European Small Company Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their European Small Company

      Fund  shares,  will  constitute a  "reorganization"  within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) European Small Company Fund will recognize no gain or loss on the transfer to European Fund of its assets in exchange solely for European Fund shares and European Fund's assumption of European Small Company Fund's liabilities or on the subsequent distribution of those shares to European Small Company Fund's shareholders in constructive exchange for their European Small Company Fund shares;

            (3) European Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for European Fund shares and its assumption of European Small Company Fund's liabilities;

            (4) European Fund's basis for the transferred assets will be the same as the basis thereof in European Small Company Fund's hands immediately before the Reorganization, and European Fund's holding period for those assets will include European Small Company Fund's holding period therefor;

            (5) A European Small Company Fund shareholder will recognize no gain or loss on the constructive exchange of all its European Small Company
      Fund shares solely for European Fund shares pursuant to the Reorganization; and

            (6) A European Small Company Fund shareholder's basis for the European Fund shares to be received by it in the Reorganization will be the same as the aggregate basis for its European Small Company Fund shares to be constructively surrendered in exchange for those European Fund shares, and its holding period for those European Fund shares will include its holding period for those European Small Company Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

      The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of European Small Company Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about the state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

      The following table shows the capitalization of each Fund as of October 31, 1998, and on a PRO FORMA combined basis (unaudited) as of October 31, 1998, giving effect to the Reorganization:

                                               EUROPEAN SMALL    COMBINED FUND
                                                COMPANY FUND      (PRO FORMA)
                               EUROPEAN FUND     (UNAUDITED)      (UNAUDITED)
                               -------------     -----------      -----------

Net Assets                      $672,145,769     $59,891,043      $732,036,812
 ...........................

Net Asset Value Per Share...       $17.62          $12.48            $17.62

Shares Outstanding..........     38,150,545       4,800,168        41,549,583



      REQUIRED  VOTE.   Approval  of  the   Reorganization   Plan  requires  the
affirmative vote of a majority of the outstanding voting securities of European Small Company Fund.



                    THE BOARD UNANIMOUSLY RECOMMENDS THAT THE
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 1

           -----------------------------------------------------------

PART II.  PROPOSED ORGANIZATIONAL MATTER


      PROPOSAL 1 SEEKS SHAREHOLDER APPROVAL TO REORGANIZE EUROPEAN SMALL COMPANY FUND INTO EUROPEAN FUND. IF PROPOSAL 1 IS APPROVED, SHAREHOLDERS WILL RECEIVE FULL AND FRACTIONAL SHARES OF EUROPEAN FUND EQUIVALENT IN AGGREGATE VALUE TO THE SHARES OF EUROPEAN SMALL COMPANY FUND THAT THEY OWNED ON THE CLOSING DATE AND PROPOSAL 2 WILL HAVE NO EFFECT. HOWEVER, WHETHER OR NOT SHAREHOLDERS VOTE TO APPROVE THE REORGANIZATION PLAN AS SET FORTH IN PROPOSAL 1, THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE PROPOSAL 2, SET FORTH BELOW. THIS PROPOSAL IS INTENDED TO RATIONALIZE THE OPERATIONS OF EUROPEAN SMALL COMPANY FUND BY RESTRUCTURING THAT FUND AS A SERIES OF INTERNATIONAL FUNDS RATHER THAN A SERIES OF SPECIALTY FUNDS.



      PROPOSAL 2. TO APPROVE AN AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("CONVERSION PLAN") PROVIDING FOR THE CONVERSION OF EUROPEAN SMALL COMPANY FUND FROM A SEPARATE SERIES OF SPECIALTY FUNDS TO A SEPARATE SERIES OF INTERNATIONAL FUNDS ("CONVERSION")


      European Small Company Fund is presently organized as one of seven series of Specialty Funds. Specialty Fund's Board, including a majority of its Independent Directors, has approved the Conversion Plan attached to this Proxy Statement as Appendix C. The Conversion Plan provides for the conversion of European Small Company Fund from a separate series of Specialty Funds, a Maryland corporation, to a newly established separate series (the "New Series") of International Funds, also a Maryland corporation. THE PROPOSED CHANGE WILL HAVE NO MATERIAL EFFECT ON THE SHAREHOLDERS, OFFICERS, OPERATIONS, OR MANAGEMENT OF EUROPEAN SMALL COMPANY FUND.

      The New Series, which has not yet commenced business operations and was established for the purpose of effecting the Conversion, will carry on the business of European Small Company Fund following the Conversion and will have investment objectives, policies, and limitations identical to those of European Small Company Fund. The investment objectives, policies, and limitations of European Small Company Fund will not change except as approved by shareholders and as described in Proposal 3 of this Proxy Statement. Since both Specialty Funds and International Funds are Maryland corporations organized under substantially similar Articles of Incorporation, the rights of the security holders of European Small Company Fund under state law and its governing documents are expected to remain unchanged after the Conversion. Shareholder voting rights under both Specialty Funds and International Funds are currently based on the number of shares owned. The same individuals serve as Directors of both Specialty Funds and International Funds.

      INVESCO, European Small Company Fund's investment adviser, will be responsible for providing the New Series with various administrative services and supervising the New Series' daily business affairs, subject to the supervision of International Funds' Board, under a management contract substantially identical to the contract in effect between INVESCO and European Small Company Fund immediately prior to the Closing Date. IAML, European Small Company Fund's sub-adviser, will have primary responsibility for providing investment advice and research services to the New Series under a Sub-Advisory Agreement substantially identical to the agreement in effect between IAML and INVESCO immediately prior to the Closing Date. European Small Company Fund's distribution agent, IDI, will distribute shares of the New Series under a General Distribution Agreement substantially identical to the contract in effect between IDI and European Small Company Fund immediately prior to the Closing Date.


REASON FOR THE PROPOSED CONVERSION


      Specialty Funds' Board unanimously recommends conversion of European Small Company Fund to a separate series of International Funds (i.e., the New Series). The proposed Conversion is part of an overall plan that involves the conversion of other INVESCO Funds as well. The goal of the conversions is to combine similar types of funds into a single corporate entity. Ultimately, if all of the conversions are approved, the INVESCO Funds will be organized into a group of core companies, with one core company for each major fund type -- for example, all INVESCO Funds that invest internationally will be series of one core company, all INVESCO Funds that invest solely in debt securities will be series of one core company, and all INVESCO Funds that invest in equity securities of domestic issuers will be series of one core company. Moving European Small Company Fund from Specialty Funds to International Funds will also consolidate and streamline the production and mailing of certain financial reports and legal documents, reducing expense to European Small Company Fund. Ultimately, it is expected that all INVESCO Funds that invest internationally will become series of International Funds. THE PROPOSED CHANGE WILL HAVE NO MATERIAL EFFECT ON THE SHAREHOLDERS, OFFICERS, OPERATIONS, OR MANAGEMENT OF EUROPEAN SMALL COMPANY FUND.


      The proposal to present the Conversion Plan to shareholders was approved by the Board of Specialty Funds, including all of its Independent Directors, on February 3, 1999. The Board recommends that European Small Company Fund shareholders vote FOR the approval of the Conversion Plan. Such a vote encompasses approval of both: (i) the conversion of European Small Company Fund to a separate series of International Funds; and (ii) a temporary waiver of certain investment limitations of European Small Company Fund to permit the Conversion (see "Temporary Waiver of Investment Restrictions," below). If shareholders of European Small Company Fund do not approve the Reorganization Plan set forth in Proposal 1, which provides for combining European Small Company Fund with European Fund, and do not approve the alternative Conversion Plan set forth herein, the European Small Company Fund will continue to operate as a series of Specialty Funds.

SUMMARY OF THE CONVERSION PLAN

      The following discussion summarizes the important terms of the Conversion Plan. This summary is qualified in its entirety by reference to the Conversion Plan itself, which is attached as Appendix C to this Proxy Statement.


      If this Proposal is approved by shareholders, then on the Closing Date, European Small Company Fund will transfer all of its assets to the New Series in exchange solely for shares of the New Series ("New Series Shares") equal to the number of European Small Company Fund shares outstanding on the Closing Date ("Fund Shares") and the assumption by the New Series of all of the liabilities of European Small Company Fund. Immediately thereafter, European Small Company Fund will constructively distribute to each European Small Company Fund shareholder one New Series Share for each Fund Share held by the shareholder on the Closing Date, in liquidation of such Fund Shares. As soon as is practicable after this distribution of New Series Shares, European Small Company Fund will be terminated as a series of Specialty Funds and will be wound up and liquidated. UPON COMPLETION OF THE CONVERSION, EACH EUROPEAN SMALL COMPANY FUND SHAREHOLDER WILL OWN FULL AND FRACTIONAL NEW SERIES SHARES EQUAL IN NUMBER AND AGGREGATE NAV TO HIS OR HER FUND SHARES.


      The Conversion Plan obligates International Funds, on behalf of the New Series, to enter into: (i) a Management Contract with INVESCO with respect to the New Series (the "New Management Contract"); (ii) a Sub-Advisory Agreement between INVESCO and IAML with respect to the New Series (the "New Sub-Advisory Agreement"); and (iii) a Distribution and Service Plan under Rule 12b-1 (the "New 12b-1 Plan") with respect to the New Series (collectively, the "New Agreements"). Approval of the Conversion Plan will authorize Specialty Funds (which will be issued a single share of the New Series on a temporary basis) to approve the New Agreements as sole initial shareholder of the New Series. Each New Agreement will be identical to the corresponding contract, agreement, or plan in effect with respect to European Small Company Fund immediately prior to the Closing Date.


      The New Agreements will take effect on the Closing Date, and each will continue in effect until May 15, 2000. Thereafter, the New Management Contract and New Sub-Advisory Agreement will continue in effect only if their respective continuances are approved at least annually: (i) by the vote of a majority of International Funds' Independent Directors cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the vote of a majority of International Funds' directors or a majority of the outstanding voting shares of the New Series. The New 12b-1 Plan will continue in effect only if approved annually by a vote of International Funds' Independent Directors, cast in person at a meeting called for that purpose. The New Management Contract and New Sub-Advisory Agreement will be terminable without penalty on sixty days' written notice either by International Funds, INVESCO, or IAML, as the case may be, and each will terminate automatically in the event of its assignment. The New 12b-1 Plan will be terminable at any time without penalty by a vote of a majority of International Funds' Independent Directors or a majority of the outstanding voting shares of the New Series.

      International Funds' Board will hold office without limit in time except that: (i) any Director may resign; and (ii) a Director may be removed at any special meeting of International Funds' shareholders at which a quorum is present by the affirmative vote of a majority of the outstanding voting shares of International Funds. In case a vacancy shall for any reason exist, a majority of the remaining Directors, though less than a quorum, will vote to fill such vacancy by appointing another Director, so long as, immediately after such appointment, at least two-thirds of the Directors have been elected by shareholders. If, at any time, less than a majority of the Directors holding office have been elected by shareholders, the Directors then in office will promptly call a shareholders' meeting for the purpose of electing Directors. Otherwise, there need normally be no meetings of shareholders for the purpose of electing Directors.


      Assuming the Conversion Plan is approved and the Reorganization Plan set forth in Proposal 1 is not approved, it is currently contemplated that the Conversion will become effective on the Closing Date. However, the Conversion may become effective at such other date as to which Specialty Funds and International Funds may agree in writing.


      The obligations of Specialty Funds and International Funds under the Conversion Plan are subject to various conditions as stated therein. Notwithstanding the approval of the Conversion Plan by European Small Company Fund shareholders, it may be terminated or amended at any time prior to the Conversion by action of either Board to provide against unforeseen events, if:
(i) there is a material breach by the other party of any representation, warranty, or agreement contained in the Conversion Plan to be performed at or prior to the Closing Date; or (ii) it reasonably appears that a party will not or cannot meet a condition of the Conversion Plan. Either Specialty Funds or International Funds may at any time waive compliance with any of the covenants and conditions contained in, or may amend, the Conversion Plan, provided that the waiver or amendment does not materially adversely affect the interests of European Small Company Fund shareholders.


CONTINUATION OF FUND SHAREHOLDER ACCOUNTS


      International Funds' transfer agent will establish accounts for the New Series shareholders containing the appropriate number of New Series Shares to be received by each holder of Fund Shares under the Conversion Plan. Such accounts will be identical in all material respects to the accounts currently maintained by Specialty Funds' transfer agent for shareholders.


EXPENSES


      Half of the cost of the Conversion will be borne by INVESCO, European Small Company Fund's investment adviser, and the remaining half by European Small Company Fund and the New Series.


TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS


      Certain fundamental investment restrictions of European Small Company Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Conversion. By approving the Conversion Plan, European Small Company Fund shareholders will be agreeing to waive, only for the purpose of the Conversion, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.


TAX CONSEQUENCES OF THE CONVERSION

      Both Specialty Funds and International Funds will receive an opinion from their counsel, Kirkpatrick & Lockhart LLP, that the Conversion will constitute a tax-free reorganization within the meaning of section 368(a)(1)(F) of the Code. Accordingly, European Small Company Fund, the New Series, and European Small Company Fund's shareholders will recognize no gain or loss for federal income tax purposes upon: (i) the transfer of European Small Company Fund's assets in exchange solely for New Series Shares and the assumption by the New Series of European Small Company Fund's liabilities; or (ii) the distribution of the New Series Shares to European Small Company Fund's shareholders in liquidation of their Fund Shares. The opinion will further provide, among other things, that:
(a) a European Small Company Fund shareholder's aggregate basis for federal income tax purposes of the New Series Shares to be received by the shareholder in the Conversion will be the same as the aggregate basis of his or her Fund Shares to be constructively surrendered in exchange for those New Series Shares; and (b) a European Small Company Fund shareholder's holding period for his or her New Series Shares will include the shareholder's holding period for his or her Fund Shares, provided that those Fund Shares were held as capital assets at the time of the Conversion.


CONCLUSION


      Specialty Funds' Board has concluded that the proposed Conversion Plan is in the best interests of European Small Company Fund's shareholders, provided the Reorganization Plan set forth in Proposal 1 is not approved. A vote in favor of the Conversion Plan encompasses: (i) approval of the conversion of European Small Company Fund to the New Series; (ii) approval of the temporary waiver of certain investment limitations of European Small Company Fund to permit the Conversion (see "Temporary Waiver of Investment Restrictions," above); and (iii) authorization of Specialty Funds, as sole initial shareholder of the New Series, to approve: (a) a Management Contract with respect to the New Series between International Funds and INVESCO; (b) a Sub-Advisory Agreement with respect to the New Series between INVESCO and IAML; and (c) a Distribution and Service Plan under Rule 12b-1 with respect to the New Series. Each of these New Agreements will be identical to the corresponding contract, agreement, or plan in effect with European Small Company Fund immediately prior to the Closing Date. If approved, the Conversion Plan will take effect on the Closing Date. If neither the Conversion Plan nor the Reorganization of European Small Company Fund under Proposal 1 is approved, European Small Company Fund will continue to operate as a series of Specialty Funds; otherwise, European Small Company Fund will be reorganized or converted consistent with shareholder approval.

      REQUIRED VOTE. Approval of the Conversion Plan requires the affirmative vote of a majority of the outstanding voting securities of European Small Company Fund.


               THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 2

           -----------------------------------------------------------


PART III. PROPOSED MODIFICATIONS TO FUNDAMENTAL INVESTMENT RESTRICTIONS AND ROUTINE CORPORATE GOVERNANCE MATTERS

      THESE PROPOSALS MAKE CERTAIN ROUTINE CHANGES TO MODERNIZE SOME OF EUROPEAN SMALL COMPANY FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS AND SEEK SHAREHOLDER APPROVAL OF CERTAIN ROUTINE CORPORATE GOVERNANCE MATTERS. IF THE REORGANIZATION DESCRIBED IN PROPOSAL 1 IS APPROVED BY SHAREHOLDERS AT THE MEETING, THE PROPOSED FUNDAMENTAL RESTRICTION CHANGES WILL NOT BE IMPLEMENTED, BECAUSE EUROPEAN SMALL COMPANY FUND SHAREHOLDERS WILL BECOME SHAREHOLDERS OF EUROPEAN FUND. WHETHER OR NOT SHAREHOLDERS VOTE TO APPROVE THE REORGANIZATION DESCRIBED IN PROPOSAL 1, THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE THE PROPOSALS SET FORTH BELOW.


      PROPOSAL 3. TO APPROVE AMENDMENTS TO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF EUROPEAN SMALL COMPANY FUND

      As required by the 1940 Act, European Small Company Fund has adopted certain fundamental investment restrictions ("fundamental restrictions"), which are set forth in the Fund's Statement of Additional Information. These fundamental restrictions may be changed only with shareholder approval.
Restrictions and policies that the Fund has not specifically designated as fundamental are considered to be "non-fundamental" and may be changed by the Board of Specialty Funds without shareholder approval.

      Some of European Small Company Fund's fundamental restrictions reflect past regulatory, business or industry conditions, practices or requirements that are no longer in effect. Also, as other INVESCO Funds have been created over the years, they have adopted substantially similar fundamental restrictions that are substantially similar but that often have been phrased in slightly different ways, resulting in minor but unintended differences in effect or potentially giving rise to unintended differences in interpretation. Accordingly, the Board of Specialty Funds has approved revisions to European Small Company Fund's fundamental restrictions in order to simplify and modernize the Fund's fundamental restrictions and make them more uniform with those of the other INVESCO Funds.

      The Board believes that eliminating the disparities among the INVESCO Funds' fundamental restrictions will enhance management's ability to manage the Fund's assets efficiently and effectively in changing regulatory and investment environments and permit the Board to review and monitor investment policies more easily. In addition, standardizing the fundamental investment policies of the INVESCO Funds will assist the INVESCO Funds in making required regulatory filings in a more efficient and cost-effective way. Although the proposed changes in fundamental restrictions will allow European Small Company Fund greater investment flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result at this time in a material change in the level of investment risk associated with an investment in the Fund.

      The text and a summary description of each proposed amended fundamental restriction of European Small Company Fund are set forth below, together with the text of the corresponding current fundamental restriction. The text below also describes any non-fundamental restrictions that would be adopted by the Board in conjunction with the revision of certain fundamental restrictions. Any non-fundamental restriction may be modified or eliminated by the Board at any future date without further shareholder approval.

      If approved by European Small Company Fund shareholders at the Meeting, the proposed changes in European Small Company Fund's fundamental restrictions will be adopted by the Fund only if the Reorganization is NOT approved by European Small Company Fund shareholders. In that event, European Small Company Fund's Statement of Additional Information will be revised to reflect those changes as soon as practicable following the Meeting. If the Reorganization is approved, the proposed changes in the Fund's fundamental restrictions will not be implemented. Instead, as described in Proposal 1, European Small Company Fund shareholders will become shareholders of European Fund, whose shareholders are being asked to approve substantially similar changes in European Fund's fundamental restrictions, and European Small Company Fund will be terminated.


A.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION

      European Small Company Fund's current fundamental restriction on issuer diversification is as follows:

      The Fund may not, with respect to seventy-five percent (75%) of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

      The Board recommends that this restriction be replaced with the following fundamental restriction:

      The Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      The primary purpose of the modification is to revise the Fund's fundamental restriction on issuer diversification to conform to a restriction that is expected to become standard for all INVESCO Funds. The proposed change would standardize the language of the Fund's fundamental restriction on issuer diversification. In addition, the proposal would also provide the Fund's managers with greater investment flexibility because it would allow European Small Company Fund to invest in other investment companies, to the extent permitted by the 1940 Act. The ability of mutual funds to invest in other investment companies is currently generally restricted by rules under the 1940 Act, including a rule limiting all such investments to 10% of the mutual fund's total assets and investment in any one investment company to an aggregate of 5% of the value of the investing fund's total assets and 3% of the total outstanding voting stock of the acquired investment company.


B. MODIFICATION OF FUNDAMENTAL RESTRICTION ON BORROWING AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON BORROWING

      European Small Company Fund's current fundamental restriction on borrowing is as follows:

      The Fund may not borrow money or issue senior securities (as defined in the 1940 Act), except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

      In applying this restriction, if the Fund has borrowed money in an amount exceeding 5% of the value of the Fund's net assets, the Fund will not purchase additional securities while any such borrowing exists.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not borrow money, except that the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).


      The primary purpose of the proposal is to eliminate differences between the INVESCO Funds' current restrictions on borrowing and those imposed by the 1940 Act. Currently, the Fund's fundamental restriction is significantly more limiting than the restrictions imposed by the 1940 Act in that it limits the purposes for which European Small Company Fund may borrow money. In addition, in applying the current restriction, the Fund will not purchase additional securities if the Fund has outstanding borrowings in excess of 5% of the value of its net assets. The proposed revision would eliminate the restrictions on the purposes for which the Fund may borrow money and the limitation on purchases of securities while borrowings in excess of 5% of the Fund's net assets are outstanding. In addition, the proposal would delete the explicit requirement, which tracks that already contained in the 1940 Act, that any borrowings that come to exceed 33-1/3% of the Fund's total assets by reason of a decline in total assets be reduced within three business days. The proposed revision would also separate the Fund's fundamental restriction on borrowing and issuing senior securities into two fundamental restrictions, a revision that is expected to be standard for all of the INVESCO Funds. (See Modification of fundamental investment restriction on issuing senior securities, below.)


      If the proposal is approved, the Board will adopt a non-fundamental policy with respect to borrowing as follows:


      The Fund may borrow only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (_)).


      The non-fundamental limitation reflects the Fund's current policy that borrowing by the Fund may only be done for temporary or emergency purposes. In addition to borrowing from banks, as permitted in the Fund's current policy, the non-fundamental policy would permit the Fund to borrow from open-end funds managed by INVESCO or an affiliate or successor thereof. The Fund would not be able to do so, however, unless it obtains permission for such borrowings from the SEC. The non-fundamental policy also clarifies that reverse repurchase agreements will be treated as borrowings. The Board believes that this approach, making the Fund's fundamental restriction on borrowing no more limiting than is required under the 1940 Act, while incorporating more strict limits on borrowing in a non-fundamental restriction, will maximize the Fund's flexibility for future contingencies.

C.    MODIFICATION  ON FUNDAMENTAL  RESTRICTION ON ISSUING SENIOR SECURITIES

      The Fund's current restriction on issuing senior securities is as follows:

      The Fund may not borrow money or issue senior securities (as defined in the 1940 Act), except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

      The primary purpose of the proposal is to eliminate any unnecessary limitations in the policy and conform it to 1940 Act requirements. The Board believes that the adoption of the proposed fundamental restriction, which does not specify the manner in which senior securities may be issued, and is no more limiting than is required by the 1940 Act, will maximize the Fund's flexibility for future contingencies and will conform to the fundamental restrictions of the other INVESCO Funds on the issuance of senior securities.


D.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENTS

      European Small Company Fund's current fundamental restriction on real estate investments is as follows:

      The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      In addition to conforming European Small Company Fund's fundamental restriction to that of the other INVESCO Funds, the proposed amendment of the Fund's fundamental restriction on investment in real estate more completely describes the types of real estate-related securities investments that are permissible for the Fund and would permit the Fund to purchase or sell real estate acquired as a result of ownership of securities or other instruments (e.g., through foreclosure on a mortgage in which the Fund directly or indirectly holds an interest). The Board believes that this clarification will make it easier for decisions to be made concerning the Fund's investments in real estate-related securities without materially altering the general restriction on direct investments in real estate or interests in real estate.


E.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMMODITIES

      European Small Company Fund's current fundamental restriction on the purchase of commodities is as follows:


      The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).


      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund will not purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      The proposed changes to this investment restriction are intended to conform the restriction to those of the other INVESCO Funds and to ensure that European Small Company Fund will have the maximum flexibility to enter into hedging or other transactions utilizing financial contracts and derivative products when doing so is permitted by operating policies established for the Fund by the Board. Due to the rapid and continuing development of derivative products and the possibility of changes in the definition of "commodities," particularly in the context of the jurisdiction of the Commodities Futures Trading Commission, it is important for the Fund's policy to be flexible enough to allow it to enter into hedging and other transactions using these products when doing so is deemed appropriate by INVESCO and is within the investment parameters established by the Board. To maximize that flexibility, the Board recommends that the Fund's fundamental restriction on commodities investments be clear in permitting the use of derivative products, even if the current non-fundamental restrictions of the Fund would not permit investment in one or more of the permitted transactions.


F.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON LOANS

      European Small Company Fund's current fundamental restriction on loans is as follows:


      The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).


      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not lend any security or make any loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

      The primary purpose of the proposal is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on loans for greater uniformity. The proposed changes to this fundamental restriction are relatively minor and would have no substantive effect on European Small Company Fund's lending activities or other investments.


G.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING SECURITIES

      European  Small  Company  Fund's   current   fundamental   restriction  on
underwriting securities is as follows:

      The Fund may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.

      The  purpose of the  proposal is to  eliminate  minor  differences  in the
wording  of  the  Fund's  current   restrictions  on  underwriting  for  greater
uniformity with the fundamental restrictions of other INVESCO Funds.



H.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION

      European Small Company Fund's current fundamental restriction on industry concentration is as follows:

      The European Small Company Fund may not invest more than 25% of the value of its total assets in any particular industry (other than government securities).

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      If the proposed revision is approved, the Board will also adopt the following non- fundamental restriction:


      With respect to fundamental limitation (_), domestic and foreign banking will be considered to be different industries.


      The primary purpose of the modification is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on concentration for greater uniformity and to avoid unintended limitations, without materially altering the restriction. The proposed changes to European Small Company Fund's fundamental concentration policy clarify that the concentration limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities. The exclusion from the current concentration limitation refers simply to "government securities." A failure to except all such securities from the concentration policy could hinder the Fund's ability to purchase such securities in conjunction with taking temporary defensive positions.


I.    MODIFICATION  OF  FUNDAMENTAL  POLICY  ON  INVESTING IN ANOTHER INVESTMENT
      COMPANY

      European  Small  Company  Fund's  current   fundamental  policy  regarding
investment in another investment company is as follows:

      The Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      The Board recommends that shareholders vote to replace this policy with the following fundamental policy:

      The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

      The proposed revision to European Small Company Fund's current fundamental policy would ensure that the INVESCO Funds have uniform policies permitting each Fund to adopt a "master/feeder" structure whereby one or more Funds invest all of their assets in another Fund. The master/feeder structure has the potential, under certain circumstances, to minimize administration costs and maximize the possibility of gaining a broader investor base. Currently, none of the INVESCO Funds intend to establish a master/feeder structure; however, the Board recommends that European Small Company Fund shareholders adopt a policy that would permit this structure in the event that the Board determines to recommend the adoption of a master/feeder structure by the Fund. The proposed revision, unlike the current policy, would require that any fund in which the Fund may invest under a master/feeder structure be advised by INVESCO or an affiliate.


      If the proposal is approved, the Board will adopt a non-fundamental restriction for the Fund as follows:

      The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      The primary purpose of this non-fundamental restriction is to conform to the other INVESCO Funds and to the 1940 Act requirements for investing in other investment companies. Adoption of this non-fundamental policy will enable the Fund Adoption of this non-fundamental policy will enable the Fund to purchase the securities of other investment Companies to the extent permitted under the 1940 Act or pursuant to an exemption granted by the SEC. If a Fund did purchase the securities of another investment company, shareholders might incur additional expenses because the Fund would have to pay its ratable share of the expenses of the other investment Company.


      REQUIRED VOTE. Approval of Proposal 3 requires the affirmative vote of a "majority of the outstanding voting securities" of European Small Company Fund, which for this purpose means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented, or (2) more than 50% of the outstanding shares of the Fund. SHAREHOLDERS WHO VOTE "FOR" PROPOSAL 3 WILL VOTE "FOR" EACH PROPOSED CHANGE DESCRIBED ABOVE. THOSE SHAREHOLDERS WHO WISH TO VOTE AGAINST ANY OF THE SPECIFIC PROPOSED CHANGES DESCRIBED ABOVE MAY DO SO ON THE PROXY PROVIDED.

                      THE BOARD UNANIMOUSLY RECOMMENDS THAT
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 3

           -----------------------------------------------------------

      PROPOSAL 4.  TO ELECT THE DIRECTORS OF SPECIALTY FUNDS
      --------


      The Board of Specialty Funds has nominated the individuals identified below for election to the Board at the Meeting. Specialty Funds currently has ten directors. Vacancies on the Board are generally filled by appointment by the remaining directors. However, the 1940 Act provides that vacancies may not be filled by directors unless thereafter at least two-thirds of the directors shall have been elected by shareholders. To ensure continued compliance with this rule without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this meeting to elect the current ten directors to hold office until the next meeting of shareholders. Consistent with the provisions of Specialty Funds' by-laws, and as permitted by Maryland law, Specialty Funds does not anticipate holding annual shareholder meetings. Thus, the directors will be elected for indefinite terms, subject to termination or resignation. Each nominee has indicated a willingness to serve if elected. If any of the nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. Management has no reason to believe that any nominee will be unavailable for election.

      All of the Independent Directors now being proposed for election were nominated and selected by Independent Directors. Eight of the ten current directors are Independent Directors.

      The persons named as attorneys-in-fact in the enclosed proxy have advised Specialty Funds that unless a proxy instructs them to withhold authority to vote for all listed nominees or for any individual nominee, they will vote all validly executed proxies for the election of the nominees named below.

      The nominees for director, their ages, a description of their principal occupations, the number of European Small Company Fund shares owned by each, and their respective memberships on Board committees are listed in the table below.

                                                       NUMBER OF
                                                       EUROPEAN
                                                       SMALL
                                                       COMPANY FUND
                                                       SHARES
                                           DIRECTOR    BENEFICIALLY
                                           OR          OWNED
                 PRINCIPAL OCCUPATION      EXECUTIVE   DIRECTLY OR
NAME, POSITION   AND BUSINESS              OFFICER OF  INDIRECTLY    MEMBER
WITH SPECIALTY   EXPERIENCE (DURING THE    SPECIALITY  ON DEC. 31,   OF
FUNDS, AND AGE   PAST FIVE YEARS)          FUNDS SINCE 1998 (1)      COMMITTEE
--------------   -----------------------   ----------- ------------  ---------


CHARLES W.       Chief Executive Officer   1993        0             (3),
BRADY, CHAIRMAN  and      Director    of                             (5), (6)
OF THE BOARD,    AMVESCAP  PLC,  London,
AGE 63*          England, and of various
                 subsidiaries   thereof.
                 Chairman  of the  Board
                 of    INVESCO    Global
                 Health  Sciences  Fund.


FRED A.          Trustee   of    INVESCO   1993        9.5490        (2),
DEERING, VICE    Global Health  Sciences                             (3), (5)
CHAIRMAN OF THE  Fund.         Formerly,
BOARD, AGE 71    Chairman    of      the
                 Executive Committee and
                 Chairman  of the  Board
                 of  Security   Life  of
                 Denver        Insurance
                 Company,        Denver,
                 Colorado;  Director  of
                 ING  American  Holdings
                 Company  and  First ING
                 Life Insurance  Company
                 of New York.


MARK H.          President,        Chief   1998        0             (3), (5)
WILLIAMSON,      Executive  Officer, and
PRESIDENT,       Director,       INVESCO
CHIEF EXECUTIVE  Distributors      Inc.;
OFFICER, AND     President,        Chief
DIRECTOR, AGE    Executive  Officer, and
47*              Director,      INVESCO;
                 President,        Chief
                 Operating Officer,  and
                 Trustee, INVESCO Global
                 Health  Sciences  Fund.
                 Formerly,  Chairman  of
                 the   Board  and  Chief
                 Executive      Officer,
                 NationsBanc   Advisers,
                 Inc.       (1995-1997);
                 Chairman  of the Board,
                 NationsBanc
                 Investments,       Inc.
                 (1997-1998).

                                                       NUMBER OF
                                                       EUROPEAN
                                                       SMALL
                                                       COMPANY FUND
                                                       SHARES
                                           DIRECTOR    BENEFICIALLY
                                           OR          OWNED
                 PRINCIPAL OCCUPATION      EXECUTIVE   DIRECTLY OR
NAME, POSITION   AND BUSINESS              OFFICER OF  INDIRECTLY    MEMBER
WITH SPECIALTY   EXPERIENCE (DURING THE    SPECIALITY  ON DEC. 31,   OF
FUNDS, AND AGE   PAST FIVE YEARS)          FUNDS SINCE 1998 (1)      COMMITTEE
--------------   ----------------------    ----------- ------------  ---------


DR. VICTOR L.    Professor    Emeritus,    1993        9.5490        (4),
ANDREWS,         Chairman  Emeritus and                              (6), (8)
DIRECTOR, AGE 68 Chairman  of  the  CFO
                 Roundtable    of   the
                 Department  of Finance
                 at    Georgia    State
                 University,   Atlanta,
                 Georgia and President,
                 Andrews      Financial
                 Associates,       Inc.
                 (consulting     firm).
                 Formerly,   member  of
                 the  faculties  of the
                 Harvard       Business
                 School  and the  Sloan
                 School  of  Management
                 of MIT. Dr. Andrews is
                 also a director of the
                 Sheffield Funds, Inc.


BOB R. BAKER,    President   and  Chief    1993        9.5490        (3),
DIRECTOR, AGE 62 Executive  Officer  of                             (4), (5)
                 AMC  Cancer   Research
                 Center,        Denver,
                 Colorado,        since
                 January  1989;   until
                 December  1988,   Vice
                 Chairman of the Board,
                 First         Columbia
                 Financial Corporation,
                 Englewood,   Colorado.
                 Formerly,  Chairman of
                 the  Board  and  Chief
                 Executive  Officer  of
                 First         Columbia
                 Financial Corporation.


LAWRENCE H.      Trust      Consultant;    1993        9.5490        (2),
BUDNER,          Prior to  June   1987,                              (6), (7)
DIRECTOR, AGE 68 Senior Vice  President
                 and    Senior    Trust
                 Officer,    InterFirst
                 Bank, Dallas, Texas.

                                                       NUMBER OF
                                                       EUROPEAN
                                                       SMALL
                                                       COMPANY FUND
                                                       SHARES
                                           DIRECTOR    BENEFICIALLY
                                           OR          OWNED
                 PRINCIPAL OCCUPATION      EXECUTIVE   DIRECTLY OR
NAME, POSITION   AND BUSINESS              OFFICER OF  INDIRECTLY    MEMBER
WITH SPECIALTY   EXPERIENCE (DURING THE    SPECIALITY  ON DEC. 31,   OF
FUNDS, AND AGE   PAST FIVE YEARS)          FUNDS SINCE 1998 (1)      COMMITTEE
--------------   ----------------------    ----------- ------------  ---------


DR. WENDY LEE    Self-employed   (since    1998        9.5490        (4), (8)
GRAMM,           1993).  Professor   of
DIRECTOR, AGE 54 Economics  and  Public
                 Administration,
                 University of Texas at
                 Arlington.   Formerly,
                 Chairman,  Commodities
                 Futures        Trading
                 Commission
                 (1988-1993);
                 Administrator      for
                 Information        and
                 Regulatory    Affairs,
                 Office  of  Management
                 and             Budget
                 (1985-1988); Executive
                 Director, Presidential
                 Task      Force     on
                 Regulatory     Relief;
                 Director,      Federal
                 Trade     Commission's
                 Bureau  of  Economics.
                 Director     of    the
                 Chicago     Mercantile
                 Exchange;        Enron
                 Corporation;      IBP,
                 Inc.;    State    Farm
                 Insurance     Company;
                 Independent    Women's
                 Forum;   International
                 Republic    Institute;
                 and   the   Republican
                 Women's Federal Forum.


KENNETH T.       Presently     retired.    1993        9.5490        (2), (3),
KING, DIRECTOR,  Formerly, Chairman  of                              (5), (6),
AGE 73           the Board, The Capitol                              (7)
                 Life         Insurance
                 Company,    Providence
                 Washington   Insurance
                 Company,  and Director
                 of    numerous    U.S.
                 subsidiaries  thereof.
                 Formerly,  Chairman of
                 the       Board,   The
                 Providence     Capitol
                 Companies    in    the
                 United   Kingdom   and
                 Guernsey.  Until 1987,
                 Chairman of the Board,
                 Symbion Corporation.

                                                       NUMBER OF
                                                       EUROPEAN
                                                       SMALL
                                                       COMPANY FUND
                                                       SHARES
                                           DIRECTOR    BENEFICIALLY
                                           OR          OWNED
                 PRINCIPAL OCCUPATION      EXECUTIVE   DIRECTLY OR
NAME, POSITION   AND BUSINESS              OFFICER OF  INDIRECTLY    MEMBER
WITH SPECIALTY   EXPERIENCE (DURING THE    SPECIALITY  ON DEC. 31,   OF
FUNDS, AND AGE   PAST FIVE YEARS)          FUNDS SINCE 1998 (1)      COMMITTEE
--------------   ----------------------    ----------- ------------  ---------


JOHN W.          Presently     retired.    1995        9.5490        (2), (3),
MCINTYRE,        Formerly,         Vice                              (5), (7)
DIRECTOR, AGE 68 Chairman   of      the
                 Board of The  Citizens
                 and           Southern
                 Corporation;  Chairman
                 of the Board and Chief
                 Executive  Officer  of
                 The    Citizens    and
                 Southern       Georgia
                 Corporation;  Chairman
                 of the Board and Chief
                 Executive  Officer  of
                 The    Citizens    and
                 Southern      National
                 Bank.    Trustee    of
                 INVESCO  Global Health
                 Sciences Fund,  Gables
                 Residential     Trust,
                 Employee's  Retirement
                 System   of   Georgia,
                 Emory      University,
                 University,   and  the
                 J.M.  Tull  Charitable
                 Foundation;   Director
                 of  Kaiser  Foundation
                 Health     Plans    of
                 Georgia, Inc.


DR. LARRY SOLL,  Presently     retired.    1998        9.5490        (4), (8)
DIRECTOR, AGE 56 Formerly, Chairman  of
                 the Board (1987-1994),
                 Chief        Executive
                 Officer (1982-1989 and
                 1993-1994)         and
                 President  (1982-1989)
                 of   Synergen,    Inc.
                 Director of  Synergen,
                 Inc.             since
                 incorporation in 1982.
                 Director    of    Isis
                 Pharmaceuticals,  Inc.
                 Trustee   of   INVESCO
                 Global Health Sciences
                 Fund.

*Because of his affiliation with INVESCO, with European Small Company Fund's investment adviser, or with companies affiliated with INVESCO, this individual is deemed to be an "interested person" of Specialty Funds as that term is defined in the 1940 Act.

(1) = As interpreted by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to that security. The persons listed have partial or complete voting and investment power with respect to their respective Fund shares.
(2) = Member of the Audit Committee
(3) = Member of the Executive Committee
(4) = Member of the Management Liaison Committee
(5) = Member of the Valuation Committee
(6) = Member of the Compensation Committee
(7) = Member of the Soft Dollar Brokerage Committee
(8) = Member of the Derivatives Committee

      The Board has audit, management liaison, soft dollar brokerage, and derivatives committees consisting of Independent Directors, and compensation, executive, and valuation committees consisting of both Independent Directors and non-independent directors. The Board does not have a nominating committee. The audit committee, consisting of four Independent Directors, meets quarterly with Specialty Funds' independent accountants and executive officers of Specialty Funds. This committee reviews the accounting principles being applied by Specialty Funds in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. All of the recommendations of the audit committee are reported to the full Board. During the intervals between the meetings of the Board, the executive committee may exercise all powers and authority of the Board in the management of Specialty Funds' business, except for certain powers which, under applicable law and/or Specialty Funds' by-laws, may only be exercised by the full Board. All decisions are subsequently submitted for ratification by the Board. The management liaison committee meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Specialty Funds, and to review legal and operational matters that have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The soft dollar brokerage committee meets periodically to review soft dollar transactions by European Small Company Fund, and to review policies and procedures of European Small Company Fund's adviser with respect to soft dollar brokerage transactions. The committee then reports on these matters to the Board. The derivatives committee meets periodically to review derivatives investments made by European Small Company Fund. The committee monitors derivatives usage by European Small Company Fund and the procedures utilized by European Small Company Fund's adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Board. The committee then reports on these matters to the Board.


     Each Independent Director receives an annual retainer of $56,000 for their service to the INVESCO Funds. Additionally, each Independent Director receives $3,000 for in-person attendance at each Board meeting and $1,000 for in-person attendance at each committee meeting. The chairmen of the audit and management liaison committee each receive an annual fee of $4,000 for serving in such capacity.

      During the past fiscal year, the Board met four times, the audit committee met three times, the compensation committee met once, the management liaison committee met three times, the soft dollar brokerage committee met once, and the derivatives committee met twice. The executive committee did not meet. During Specialty Funds' last fiscal year, each Director attended 75% or more of the Board meetings and meetings of the committees of the Board on which he or she served.

      The Independent Directors nominate individuals to serve as Independent Directors, without any specific nominating committee. The Board ordinarily will not consider unsolicited director nominations recommended by European Small Company Fund shareholders. The Board, including its Independent Directors, unanimously approved the nomination of the foregoing persons to serve as directors and directed that the election of these nominees be submitted to European Small Company Fund's shareholders.

      The following table sets forth information relating to the compensation paid to directors during the last fiscal year:

                               COMPENSATION TABLE

                       AMOUNTS PAID DURING THE MOST RECENT
                   FISCAL YEAR BY SPECIALTY FUNDS TO DIRECTORS


                                                                   TOTAL
                                  PENSION OR                    COMPENSATION
                                  RETIREMENT                   FROM SPECIALTY
                    AGGREGATE      BENERFITS                   FUNDS AND THE
                   COMPENSATION   ACCRUED AS      ESTIMATED       OTHER 14
                      FROM         PART OF          ANNUAL     INVESCO FUNDS
NAME OF PERSON,     SPECIALITY    SPECIALITY      BENEFIT UPON    PAID TO
POSITION             FUNDS(1)   FUNDS EXPENSES(2) RETIREMENT(3)  DIRECTORS(1)
--------             --------   ----------------- -------------  ------------

DR. VICTOR L.         $6,845          $815           $640         $80,350
ANDREWS, DIRECTOR

BOB R. BAKER,         $6,920          $727           $858         $84,000
DIRECTOR

LAWRENCE H.           $6,793          $815           $640         $79,350
BUDNER, DIRECTOR

DANIEL D.             $6,852          $880           $478         $70,000
CHABRIS,(4) DIRECTOR

FRED A. DEERING,      $6,892          $862           $553        $103,700
VICE CHAIRMAN OF
THE BOARD AND
DIRECTOR

DR. WENDY L.          $6,700          $0             $0           $79,000
GRAMM, DIRECTOR

KENNETH T. KING,      $6,753          $895           $502         $77,050
DIRECTOR

JOHN W. MCINTYRE,     $6,744          $0             $0           $98,500
DIRECTOR

DR. LARRY SOLL,       $6,744          $0             $0           $96,000
DIRECTOR

TOTAL                 $61,243         $4,994         $3,671      $767,950

AS A PERCENTAGE       0.0131%(5)      0.0011%(5)                 0.0035%(6)
OF NET ASSETS

(1) The Vice Chairman of the Board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and Independent Director members of the committees of each Fund receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.
(2) Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These figures represent Specialty Funds' share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health
Sciences Fund which does not participate in this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are farther from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

(4) Mr. Chabris retired as a director effective September 30, 1998.
(5) Total as a percentage of Specialty Funds' net assets as of July 31, 1998.

(6) Total as a percentage of the net assets of the 15 INVESCO Funds in the INVESCO Complex as of December 31, 1998.


      Specialty Funds pays its Independent Directors, Board vice chairman, and committee chairmen and members the fees described above. Specialty Funds also reimburses its Independent Directors for travel expenses incurred in attending meetings. Charles W. Brady, Chairman of the Board, and Mark H. Williamson, President, Chief Executive Officer, and Director, as "interested persons" of Specialty Funds and of other INVESCO Funds, receive compensation and are reimbursed for travel expenses incurred in attending meetings as officers or employees of INVESCO or its affiliated companies, but do not receive any director's fees or other compensation from Specialty Funds or other INVESCO Funds for their services as directors.


      The overall direction and supervision of European Small Company Fund is the responsibility of the Board, which has the primary duty of ensuring that European Small Company Fund's general investment policies and programs are adhered to and that European Small Company Fund is properly administered. The officers of European Small Company Fund, all of whom are officers and employees of and paid by INVESCO, are responsible for the day-to-day administration of European Small Company Fund. INVESCO, as investment adviser for Specialty Funds, is primarily responsible for providing each series of Specialty Fund with various administrative services and supervising the daily business affairs of each series. IAML, as sub-adviser to the Fund, is primarily responsible for making investment decisions on behalf of European Small Company Fund. These investment decisions are reviewed by the investment committee of INVESCO.

      All of the officers and directors of Specialty Funds hold comparable positions with the following INVESCO Funds: INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.), INVESCO Growth Funds, Inc. (formerly INVESCO Growth Fund, Inc.), INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc. and INVESCO Multiple Asset Funds, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc. and INVESCO Capital Appreciation Funds, Inc.), INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors of Specialty Funds also serve as trustees of INVESCO Value Trust and INVESCO Treasurer's Series Trust.


      The Boards of the Funds managed by INVESCO have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the non-interested directors and trustees of the Funds. Under the Plan, each director or trustee who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as director (normally at retirement age 72 or the retirement age of 73 or 74, if the retirement date is extended by the Boards for one or two years, but less than three years) continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the Funds to the Qualified Director at the time of his or her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the Board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the Funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him or her or to his or her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the Funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his or her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Funds began making payments to Mr. Chabris as of October 1, 1998 under the Plan. The Funds have no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.


      The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. The deferred amounts have been invested in shares of certain INVESCO Funds. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any Fund shares that they may own directly or beneficially.

      REQUIRED VOTE. Election of each nominee as a director of Specialty Funds requires, in the aggregate, the vote of a plurality of all the outstanding shares of European Small Company Fund present at the Meeting in person or by proxy, and of the outstanding shares of other series of Specialty Funds present at concurrent meetings of shareholders of those series.



                      THE BOARD, INCLUDING THE INDEPENDENT
                        DIRECTORS, UNANIMOUSLY RECOMMENDS
                        THAT SHAREHOLDERS VOTE "FOR" EACH
                          OF THE NOMINEES IN PROPOSAL 4

           -----------------------------------------------------------

      PROPOSAL   5.   TO   RATIFY   OR   REJECT   THE    SELECTION    OF
      PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS OF EUROPEAN SMALL COMPANY FUND


      The Board of Specialty Funds, including all of its Independent Directors, has selected PricewaterhouseCoopers LLP to continue to serve as independent accountants of European Small Company Fund, subject to ratification by European Small Company Fund's shareholders. PricewaterhouseCoopers LLP has no direct financial interest or material indirect financial interest in European Small Company Fund. Representatives of PricewaterhouseCoopers LLP are not expected to attend the Meeting, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

      The independent accountants examine annual financial statements for European Small Company Fund and provide other audit and tax-related services. In recommending the selection of PricewaterhouseCoopers LLP, the directors reviewed the nature and scope of the services to be provided (including non-audit services) and whether the performance of such services would affect the accountants' independence.

      REQUIRED VOTE. Approval of Proposal 5 requires the affirmative vote of a majority of the votes present at the Meeting, provided that a quorum is present.

                    THE BOARD UNANIMOUSLY RECOMMENDS THAT THE
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 5

           -----------------------------------------------------------


                                 OTHER BUSINESS

      The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.


                         INFORMATION CONCERNING ADVISER,
                          SUB-ADVISER, DISTRIBUTOR AND
                              AFFILIATED COMPANIES

      INVESCO, a Delaware corporation, serves as European Small Company Fund's investment adviser, and provides other services to European Small Company Fund and Specialty Funds. IAML, an English corporation, serves as European Small Company Fund's sub-adviser. IDI, a Delaware corporation, serves as European

Small Company Fund's distributor. INVESCO is a wholly owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"). INAH, IAML, and IDI are indirect wholly owned subsidiaries of AMVESCAP PLC.(1)

      INVESCO's and IDI's offices are located at 7800 East Union Avenue, Denver, Colorado 80237. IAML's offices are located at 11 Devonshire Square, London, EC2M 4YR, England. INAH's offices are located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO currently serves as investment adviser of 14 open-end investment companies having approximate aggregate net assets in excess of $21.1 billion, as of December 31, 1998.

      The principal executive officers and directors of INVESCO and their principal occupations are:


      Mark H. Williamson, Chairman of the Board, President, Chief Executive Officer and Director, also President and Chief Executive Officer of IDI; Charles Mayer, Director and Senior Vice President, also, Senior Vice President and Director of IDI; Ronald L. Grooms, Senior Vice President and Treasurer, also Director, Senior Vice President and Treasurer of IDI; Richard W. Healey, Director and Senior Vice President, also, Senior Vice President and Director of IDI; Timothy J. Miller, Director and Senior Vice President, also, Director and Senior Vice President of IDI; and Glen A. Payne, Senior Vice President, Secretary and General Counsel, also Senior Vice President, Secretary and General Counsel of IDI.


      The address of each of the foregoing officers and directors is 7800 East Union Avenue, Denver, Colorado 80237.

      IAML serves as sub-adviser to European Small Company Fund. INVESCO, as investment adviser, has contracted with IAML for providing portfolio investment advisory services to European Small Company Fund. IAML also acts as sub-adviser to INVESCO Emerging Markets Fund, INVESCO European Fund, INVESCO International Growth Fund, INVESCO Latin American Growth Fund, and INVESCO Pacific Basin Fund.

      The principal executive officers and directors of IAML and their principal occupations are:

      Tristan Hillgarth, Chief Executive Officer; Dennis Elliot, Director; Jeremy Lambourne, Director; Dallas McGillivray, Director; Anthony Myers, Director; Graeme Proudfoot, Director; Riccardo Ricciardi, Director; Martin Trowell, Director; Hugh Ward, Director; Roger Yates, Director; Michael Perman, Secretary; and Robert Cachett, Secretary.

      The address of each of the foregoing officers and directors is 11 Devonshire Square, London, EC2M 4YR, England.

---------------------
(1) The  intermediary  companies  between  INAH and AMVESCAP PLC are as follows:
INVESCO, Inc., AMVESCAP Group Services, Inc., AVZ, Inc. and INVESCO North American Group, Ltd., each of which is wholly owned by its immediate parent.

      Pursuant to an Administrative Services Agreement between Specialty Funds and INVESCO, INVESCO provides administrative services to Specialty Funds, including sub-accounting and recordkeeping services and functions. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. INVESCO is also paid a fee by the Fund for providing transfer agent services, including acting as Specialty Funds' registrar, transfer agent and dividend disbursing agent. During the fiscal year ended July 31, 1998, Specialty Funds paid INVESCO total compensation of $1,713,771 for such services.



                                  MISCELLANEOUS

                              AVAILABLE INFORMATION

      Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance with those requirements files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional Office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

                                  LEGAL MATTERS

      Certain legal matters in connection with the issuance of European Fund shares as part of the Reorganization will be passed upon by European Fund's counsel, Kirkpatrick & Lockhart LLP.

                                     EXPERTS

      The audited financial statements of European Fund and European Small Company Fund, incorporated herein by reference and incorporated by reference or included in their respective Statements of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose reports thereon are included in the Funds' Annual Reports to Shareholders for the fiscal year or period ended October 31, 1998 with respect to European
Fund and July 31,  1998  with  respect  to  European  Small  Company  Fund.  The financial statements audited by PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                  APPENDIX A

                            PRINCIPAL SHAREHOLDERS
                            ----------------------


      As of March 12, 1999, the following entities held 5% or more of each Fund's outstanding equity securities:



                                             AMOUNT AND NATURE
                                                OF OWNERSHIP        PERCENTAGE
                                             -----------------      ----------

EUROPEAN SMALL COMPANY FUND
---------------------------

Charles Schwab & Company, Inc.                  1,378,778.7440        31.38%
Special Custody Account for the                     Record
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.                 224,601.5790         5.11%
The Exclusive Benefit of Customers                  Record
One World Financial Center
Attn: Kate - Recon
200 Liberty Street, 5th Floor
New York, NY 10281-5500


EUROPEAN FUND
---------------------------

Charles Schwab & Company, Inc.                 14,087,664.4950        33.21%
Special Custody Account for the                     Record
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.               3,687,716.0920         8.69%
The Exclusive Benefit of Customers                  Record
One World Financial Center
Attn: Kate - Recon
200 Liberty Street, 5th Floor
New York, NY 10281-5500

                                  APPENDIX B


             AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
             ----------------------------------------------------



      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of March 21, 1999, between INVESCO Specialty Funds, Inc., a Maryland corporation ("Corporation T"), on behalf of INVESCO European Small Company Fund, a segregated portfolio of assets ("series") thereof ("Target"), and INVESCO International Funds, Inc., a Maryland corporation ("Corporation A"), on behalf of its INVESCO European Fund series ("Acquiring Fund"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Corporation A and Corporation T are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by Corporation A on behalf of Acquiring Fund and by Corporation T on behalf of Target.

      This Agreement is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock in Acquiring Fund, par value $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares pro rata to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

      Each Fund issues a single class of shares, which are substantially similar to each other. Each Fund's shares (1) are offered at net asset value ("NAV"),
(2) are subject to a management fee of up to 0.75% of its net assets, and (3) are subject to a service fee at the annual rate of 0.25% of its net assets imposed pursuant to a plan of distribution adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended ("1940 Act") (though Target Shares issued before November 1, 1997 are not subject to any such fee).


      In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION
      --------------------------------------

      1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

            (a) to issue and deliver to Target the number of full and fractional
                (rounded to the third decimal place) Acquiring Fund Shares, determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the NAV of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

            (b) to assume all of Target's liabilities described in paragraph 1.3
                ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.


      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Corporation A's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.


      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated as a series of Corporation T and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION
      ---------


      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information ("SAI") less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of INVESCO Funds Group, Inc. ("INVESCO").


3.    CLOSING AND EFFECTIVE TIME
      --------------------------


      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on June 18, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Corporation T's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Corporation T's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.


      3.3. Corporation T shall deliver to Corporation A at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Corporation T. Corporation A's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Corporation A shall issue and deliver a confirmation to Corporation T evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Corporation T that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      4.1.  Target represents and warrants as follows:

            4.1.1. Corporation T is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of the State of Maryland;

            4.1.2. Corporation T is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.1.3. Target is a duly established and designated series of Corporation T;

            4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

            4.1.5. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Corporation T's Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by Corporation A;

            4.1.7. Except as otherwise disclosed in writing to and accepted by Corporation A, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

            4.1.8. Except as otherwise disclosed in writing to and accepted by Corporation A, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Corporation T with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;


            4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation T's board of directors, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;


            4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;


            4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Corporation T, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Corporation A on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;


            4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Corporation A for use therein;


            4.1.13. The Liabilities were incurred by Target in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Corporation T's financial statements referred to in paragraph 4.1.19 and liabilities incurred by Target in the ordinary course of its business subsequent to July 31, 1998, or otherwise previously disclosed to Corporation A, none of which has been materially adverse to the business, assets, or results of Target operations;


            4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

            4.1.15. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

            4.1.16. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

            4.1.17. Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter;


            4.1.18. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended July 31, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.1.19. The financial statements of Corporation T for the year ended July 31, 1998, to be delivered to Corporation A, fairly represent the financial position of Target as of that date and the results of its operations and changes in its net assets for the year then ended.


      4.2.  Acquiring Fund represents and warrants as follows:

            4.2.1. Corporation A is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of the State of Maryland;

            4.2.2. Corporation A is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.2.3. Corporation A has 500,000,000 authorized shares of common stock, par value $0.01 per share, 100,000,000 shares of which were allocated to the Acquiring Fund, of which 4,800,168 shares were outstanding as of October 31, 1998. Because Corporation A is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding Acquiring Fund Shares may change prior to the Effective Time;


            4.2.4. Acquiring Fund is a duly established and designated series of Corporation A;

            4.2.5. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            4.2.6. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

            4.2.7. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.2.8. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Corporation A's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Corporation T;


            4.2.9. Except as otherwise disclosed in writing to and accepted by Corporation T, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against Corporation A with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.2.10. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation A's board of directors (together with Corporation T's board of directors, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.2.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Corporation A, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Corporation A's registration statement on Form N1-A and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.2.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Corporation T for use therein;

            4.2.13. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

            4.2.14. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

            4.2.15. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the
      Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

            4.2.16. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

            4.2.17. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

            4.2.18. Acquiring Fund does not own, directly or indirectly, nor at the Effective Time will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of Target;


            4.2.19. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended October 31, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid;

            4.2.20. The financial statements of Corporation A for the year ended October 31, 1998, to be delivered to Corporation T, fairly represent the financial position of Acquiring Fund as of that date and the results of its operations and changes in its net assets for the year then ended; and


            4.2.21. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of Acquiring Fund Shares for the purpose of making additional investments in Acquiring Fund Shares, regardless of the value of the Acquiring Fund Shares so received.

      4.3.  Each Fund represents and warrants as follows:

            4.3.1. The aggregate fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Target Shares constructively surrendered in exchange therefor;

            4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person related (within the meaning of section 1.368-1(e)(3) of the Income Tax Regulations under the Code) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (as so defined) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company,
      (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

            4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            4.3.4. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

            4.3.5. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

            4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

            4.3.8. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement; investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code; and

            4.3.10. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

5.    COVENANTS
      ---------

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that:

            (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and

            (b) each Fund will retain  exclusive  control of the  composition of its portfolio until the Closing; provided that (1) Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent and (2) if Target's shareholders' approve this Agreement (and the transactions contemplated hereby), then between the date of such approval and the Closing, the Investment Companies shall coordinate the Funds' respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

      5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4. Target covenants that it will assist Corporation A in obtaining such information as Corporation A reasonably requests concerning the beneficial ownership of Target Shares.

      5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Corporation A at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT
      --------------------


      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:


      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Boards and shall have been approved by Target's shareholders in accordance with applicable law.


      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.


      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. Corporation T shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:

            6.4.1. Acquiring Fund is a duly established series of Corporation A, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.4.2.  This Agreement (a) has been duly authorized,  executed,  and delivered by Corporation A on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Corporation T on behalf of Target, is a valid and legally binding obligation of Corporation A with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable;

            6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Corporation A's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Corporation A (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation A (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Corporation T;

            6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation A on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

            6.4.6. Corporation A is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Corporation A (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and
      (b) Corporation A (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation T.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word

"knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. Corporation A shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:


            6.5.1. Target is a duly established series of Corporation T, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;


            6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation T on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by Corporation A on behalf of Acquiring Fund, is a valid and legally binding obligation of Corporation T with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Corporation T's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Corporation T (with respect to Target) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation T (with respect to Target) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Corporation A;

            6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation T on behalf of Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

            6.5.5. Corporation T is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Corporation T (with respect to Target) or any of its properties or assets attributable or allocable to Target and
      (b) Corporation T (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation A.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.


      6.6. Each Investment Company shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4. The Tax
Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:


            6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares pro rata to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            6.6.2. Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

            6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

            6.6.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

            6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

            6.6.6. A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those

      Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.


7.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


      7.2. Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.


8.    ENTIRE AGREEMENT; NO SURVIVAL
      -----------------------------

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT
      ------------------------

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

      9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before August 31, 1999; or

      9.2.  By the parties' mutual agreement.


In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the directors or officers of either Investment Company, to the other Fund.

10.   AMENDMENT
      ---------

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.   MISCELLANEOUS
      -------------

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.


      11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.


      11.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.



ATTEST:                             INVESCO SPECIALTY FUNDS, INC.,
                                      on behalf of its series,
                                      INVESCO European Small Company Fund




_________________________           By:________________________________
Secretary                               Senior Vice President



ATTEST:                             INVESCO INTERNATIONAL FUNDS, INC.,
                                      on behalf of its series,
                                      INVESCO European Fund



_________________________           By:________________________________
Secretary                                Senior Vice President

                                   APPENDIX C


               AGREEMENT AND PLAN OF CONVERSION AND TERMINATION
               ------------------------------------------------



      This AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("Agreement") is made as of May 21, 1999, between INVESCO Specialty Funds, Inc., a Maryland corporation ("Specialty Funds"), on behalf of INVESCO European Small Company Fund, a segregated portfolio of assets ("series") thereof ("Old Fund"), and INVESCO International Funds, Inc., a Maryland corporation ("International Funds"), on behalf of its INVESCO European Small Company Fund series ("New Fund"). (Old Fund and New Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; Specialty Funds and International Funds are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by Specialty Funds on behalf of Old Fund and by International Funds on behalf of New Fund.


      Old Fund intends to change its identity -- by converting from a series of Specialty Funds to a series of International Funds -- through a reorganization within the meaning of section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"). Old Fund desires to accomplish such conversion by transferring all its assets to New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for voting shares of common stock in New Fund ("New Fund Shares") and New Fund's assumption of Old Fund's liabilities, followed by the constructive distribution of the New Fund Shares PRO RATA to the holders of shares of common stock in Old Fund ("Old Fund Shares") in exchange therefor, all on the terms and conditions set forth in this Agreement (which is intended to be, and is adopted as, a "plan of reorganization" for federal income tax purposes). All such transactions are referred to herein as the "Reorganization."

      In consideration of the mutual promises herein contained, the parties agree as follows:

1.    PLAN OF CONVERSION AND TERMINATION
      ----------------------------------

      1.1. Old Fund agrees to assign, sell, convey, transfer and deliver all of its assets described in paragraph 1.2 ("Assets") to New Fund. New Fund agrees in exchange therefor--

            (a) to issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares equal to the number of full and fractional Old Fund Shares then outstanding, and

            (b) to assume all of Old Fund's  liabilities  described in paragraph
      1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 2.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Old Fund's books, and other property owned by Old Fund at the Effective Time (as defined in paragraph 2.1).

      1.3. The Liabilities shall include all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement.

      1.4. At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Share issued pursuant to paragraph 4.4 shall be redeemed by New Fund for $1.00 and (b) Old Fund shall distribute the New Fund Shares it received pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Old Fund Shares. Such distribution shall be accomplished by International Funds' transfer agent's opening accounts on New Fund's share transfer books in the Shareholders' names and transferring such New Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) New Fund Shares due that Shareholder. All outstanding Old Fund Shares, including those represented by certificates, shall simultaneously be canceled on Old Fund's share transfer books. New Fund shall not issue certificates representing the New Fund Shares in connection with the Reorganization.

      1.5. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within twelve months after the Effective Time, Old Fund shall be terminated as a series of Specialty Funds and any further actions shall be taken in connection therewith as required by applicable law.

      1.6. Any reporting responsibility of Old Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's books of the Old Fund Shares constructively exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

2.    CLOSING AND EFFECTIVE TIME
      --------------------------


      2.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on June 18, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time").

      2.2. Specialty Funds' fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Old Fund to New Fund, as reflected on New Fund's books immediately following the Closing, does or will conform to such information on Old Fund's books immediately before the Closing. Specialty Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      2.3. International Funds' transfer agent shall deliver at the Closing a certificate as to the opening on New Fund's share transfer books of accounts in the Shareholders' names. International Funds shall issue and deliver a confirmation to Specialty Funds evidencing the New Fund Shares to be credited to Old Fund at the Effective Time or provide evidence satisfactory to Specialty Funds that such New Fund Shares have been credited to Old Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      2.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

3.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      3.1.  Old Fund represents and warrants as follows:

            3.1.1. Specialty Funds is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland;

            3.1.2. Specialty Funds is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

            3.1.3. Old Fund is a duly established and designated series of Specialty Funds;

            3.1.4. At the Closing, Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

            3.1.5. New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

            3.1.6. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

            3.1.7. The Liabilities were incurred by Old Fund in the ordinary course of its business and are associated with the Assets;

            3.1.8. Old Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

            3.1.9. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

            3.1.10. As of the Effective Time, Old Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Old Fund Shares;

            3.1.11. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Old Fund's shareholders; and

            3.1.12. Old  Fund  will  be   terminated   as  soon  as   reasonably
      practicable after the Effective Time, but in all events within twelve months thereafter.

      3.2.  New Fund represents and warrants as follows:

            3.2.1. International Funds is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland;

            3.2.2. International Funds is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            3.2.3.  Before  the  Effective   Time,  New  Fund  will  be  a  duly
      established and designated series of International Funds;

            3.2.4. New Fund has not commenced operations and will not do so until after the Closing;

            3.2.5. Prior to the Effective Time, there will be no issued and outstanding shares in New Fund or any other securities issued by New Fund, except as provided in paragraph 4.4;

            3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable;

            3.2.8. New Fund will be a "fund" as defined in section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

            3.2.9. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

            3.2.10. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Old Fund's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the Code) in a business,
      (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
      (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

            3.2.11. There is no plan or intention for New Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization; and

            3.2.12. Immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

      3.3. Each Fund represents and warrants as follows:

            3.3.1. The aggregate fair market value of the New Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Old Fund Shares constructively surrendered in exchange therefor;

            3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person related (within the meaning of section 1.368-1(e)(3) of the Income Tax Regulations under the Code) to either Fund or (ii) any portion of the New Fund Shares to be received by them in the Reorganization to any person related (as so defined) to New Fund, (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

            3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            3.3.4. Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization;

            3.3.5. Immediately following consummation of the Reorganization, New Fund will hold the same assets -- except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately prior to the Reorganization, plus any liabilities for expenses of the parties incurred in connection with the Reorganization. Such excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) made by Old Fund immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

            3.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount; and

            3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

4.    CONDITIONS PRECEDENT
      --------------------

      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the

Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

      4.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the each Investment Company's board of directors and shall have been approved by Old Fund's shareholders in accordance with applicable law;

      4.2. All necessary filings shall have been made with the Securities and Exchange Commission ("SEC") and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions;

      4.3. Each Investment Company shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 2.4. The Tax
Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            4.3.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Old Fund Shares, will constitute a reorganization within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            4.3.2. Old Fund will recognize no gain or loss on the transfer to New Fund of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Old Fund Shares;

            4.3.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

            4.3.4. New Fund's basis for the Assets will be the same as the basis thereof in Old Fund's hands immediately before the Reorganization, and New Fund's holding period for the Assets will include Old Fund's holding period therefor;

            4.3.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

            4.3.6. A Shareholder's aggregate basis for the New Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Old Fund Shares to be constructively surrendered in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include its holding period for those Old Fund Shares, provided they are held as capital assets by the Shareholder at the Effective Time; and

            4.3.7. For  purposes of section  381 of the Code,  New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization;

      4.4. Prior to the Closing, International Funds' directors shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share to Specialty Funds in consideration of the payment of $1.00 to vote on the matters referred to in paragraph 4.5; and


      4.5. International Funds (on behalf of and with respect to New Fund) shall have entered into a management contract, a sub-advisory agreement, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and such other agreements as are necessary for New Fund's operation as a series of an open-end investment company. Each such contract, agreement, and plan shall have been approved by International Funds' directors and, to the extent required by law, by such of those directors who are not "interested persons" thereof (as defined in the 1940 Act) and by Specialty Funds as the sole shareholder of New Fund.


At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 4.1) if, in the judgment of its board of directors, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

5.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      5.1 Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      5.2 Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.

6.    ENTIRE AGREEMENT; NO SURVIVAL
      -----------------------------

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

7.    TERMINATION
      -----------

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Old Fund's shareholders:

      7.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before August 31, 1999; or

      7.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 7.1(c) or 7.2, there shall be no liability for damages on the part of either Fund, or the directors or officers of either Investment Company, to the other Fund.

8.    AMENDMENT
      ---------

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

9.    MISCELLANEOUS
      -------------


      9.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall

      9.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      9.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
govern.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


ATTEST:                             INVESCO SPECIALTY FUNDS, INC.,

                                      on behalf of its series,

                                      INVESCO European Small Company Fund



________________________            By:_______________________
Secretary                              Senior Vice President



ATTEST:                             INVESCO INTERNATIONAL FUNDS, INC.,

                                      on behalf of its series,

                                      INVESCO European Small Company Fund




________________________            By:________________________
Secretary                              Senior Vice President

                              INVESCO EUROPEAN FUND
                (A SERIES OF INVESCO INTERNATIONAL FUNDS, INC.)

                       INVESCO EUROPEAN SMALL COMPANY FUND
                  (A SERIES OF INVESCO SPECIALTY FUNDS, INC.)

                              7800 E. UNION AVENUE
                             DENVER, COLORADO 80237

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information relates specifically to the proposed Reorganization whereby INVESCO European Fund ("European Fund") would acquire the assets of INVESCO European Small Company Fund ("European Small Company Fund") in exchange solely for shares of European Fund and the assumption by European Fund of European Small Company Fund's liabilities. This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated by reference herein:

      (1) The Statement of Additional Information of European Fund, dated March 1, 1999.

      (2) The Statement of Additional Information of European Small Company Fund, dated December 1, 1998.

      (3) The Annual Report to Shareholders of European Fund for the fiscal year ended October 31, 1998.

      (4) The Annual Report to Shareholders of European Small Company Fund for the fiscal year ended July 31, 1998.


      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated March 23, 1999 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-646-8372. This Statement of Additional Information is dated March 23, 1999.

                        INVESCO INTERNATIONAL FUNDS, INC.
                                     PART C


                                OTHER INFORMATION



Item 15.    Indemnification
            ---------------

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16.     Exhibits
             --------


      (1)    Articles of Incorporation.(2)
             (a) Articles Supplementary to the Fund's Articles of Incorporation dated November 11, 1997.(4)
             (b) Articles Supplementary to Articles of Incorporation dated December 4, 1998.(6)
      (2)    By-Laws,  as of July 21,  1993.(3)
      (3)    Voting trust agreement - none.
      (4)(a) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix B to the Prospectus/Proxy Statement.
         (b) Agreement and Plan of Conversion and Termination is attached hereto as Appendix C to the Prospectus/Proxy Statement.
      (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.


      (6)(i) Investment Advisory Agreement dated February 28, 1997.(2)
             (a) Amendment to Advisory Agreement dated January 30, 1998.(4)
             (b) Amendment to Advisory Agreement dated September 18, 1998.(6)
        (ii) (a) Sub-advisory Agreement dated February 28, 1998 between INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to European, Pacific Basin and International Funds.(2)
             (b) Sub-advisory  Agreement  dated January 30, 1998 between INVESCO
                 Funds Group, Inc. and INVESCO Asset Management Limited with respect to Emerging Markets Fund.(4)

             (c) Sub-advisory Agreement dated September 18, 1998 between INVESCO
                 Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Fund.(6)
      (7)(a) General Distribution Agreement dated February 28, 1997.(2)
         (b) Distribution Agreement between Registrant and INVESCO Distributors, Inc. dated September 30, 1997.(3)
      (8) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(5)
      (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(3)
             (a) Amendment to Custody Agreement dated October 25, 1995.(1)
             (b) Data Access Service Addendum.(3)
             (c) Additional Fund Letter dated November 13, 1994.(4)
             (d) Additional Fund Letter dated July 23, 1998.(6)
      (10) Plan and Agreement of Distribution dated November 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(3)
      (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(7)
     (12)(a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Pacific Basin Fund (to be filed).
         (b) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Asian Growth Fund (to be filed).
     (13)(a) Transfer Agency Agreement dated February 28, 1997.(2)
         (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
     (14)    Consent of PricewaterhouseCoopers LLP (filed herewith).
     (15)    Financial statements omitted from part B - none.
     (16)    Copies of  manually  signed  Powers of Attorney -  incorporated  by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995 and November 17, 1997.
     (17)    Additional Exhibits.
             (a) Form of amended Proxy Card (filed herewith).


-----------------------


(1) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, filed December 22, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, filed February 25, 1997.
(3) Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement, filed November 17, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, filed February 26, 1998.
(5) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, filed July 10, 1998.
(6) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, filed December 30, 1998.
(7) Incorporated by reference from the Registration Statement on Form N-14, filed January 22, 1999.

Item 17.    Undertakings
            ------------

      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant, in the City of Denver and the State of Colorado, on this 17th day of March 1999.


Attest:                                   INVESCO International Funds, Inc.



/s/ Glen A. Payne                         By: /s/ Mark H. Williamson
-------------------                           -----------------------------
Glen A. Payne                             Mark H. Williamson
Secretary                                 President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                      Date
---------                           -----                      ----


/s/ Mark H. Williamson
----------------------              President, Director        March 17, 1999
Mark H. Williamson                  and Chief Executive
                                    Officer

/s/ Ronald L. Grooms
---------------------               Treasurer and Chief        March 17, 1999
Ronald L. Grooms                    Financial and Accounting
                                    Officer


-------------------                 Director                   March 17, 1999
Victor L. Andrews*



-------------------                 Director                   March 17, 1999
Bob R. Baker*



-------------------                 Director                   March 17, 1999
Charles W. Brady*

-------------------                 Director                   March 17, 1999
Wendy L. Gramm*



-------------------                 Director                   March 17, 1999
Lawrence H. Budner*



-------------------                 Director                   March 17, 1999
Fred A. Deering*



-------------------                 Director                   March 17, 1999
Larry Soll*



-------------------                 Director                   March 17, 1999
Kenneth T. King*



-------------------                 Director                   March 17, 1999
John W. McIntyre*



By  *                                                          March 17, 1999
     -----------------
     Edward F. O'Keefe
     Attorney in Fact


By  */s/ Glen A. Payne                                         March 17, 1999
     -----------------
     Glen A. Payne
     Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995, November 17, 1997, respectively.

                                  EXHIBIT INDEX


      (1)    Articles of Incorporation.(2)
             (a) Articles Supplementary to the Fund's Articles of Incorporation dated November 11, 1997.(4)
             (b) Articles Supplementary to Articles of Incorporation dated December 4, 1998.(6)
      (2)    By-Laws,  as of July 21,  1993.(3)
      (3)    Voting trust agreement - none.
      (4)(a) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix B to the Prospectus/Proxy Statement.
         (b) Agreement and Plan of Conversion and Termination is attached hereto as Appendix C to the Prospectus/Proxy Statement.
      (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.
      (6)(i) Investment Advisory Agreement dated February 28, 1997.(2)
             (a) Amendment to Advisory Agreement dated January 30, 1998.(4)
             (b) Amendment to Advisory Agreement dated September 18, 1998.(6)
        (ii) (a) Sub-advisory Agreement dated February 28, 1998 between INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to European, Pacific Basin and International Funds.(2)
             (b) Sub-advisory  Agreement  dated January 30, 1998 between INVESCO
                 Funds Group, Inc. and INVESCO Asset Management Limited with respect to Emerging Markets Fund.(4)
             (c) Sub-advisory Agreement dated September 18, 1998 between INVESCO
                 Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Fund.(6)
      (7)(a) General Distribution Agreement dated February 28, 1997.(2)
         (b) Distribution Agreement between Registrant and INVESCO Distributors, Inc. dated September 30, 1997.(3)
      (8) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(5)
      (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(3)
             (a) Amendment to Custody Agreement dated October 25, 1995.(1)
             (b) Data Access Service Addendum.(3)
             (c) Additional Fund Letter dated November 13, 1994.(4)
             (d) Additional Fund Letter dated July 23, 1998.(6)
     (10) Plan and Agreement of Distribution dated November 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(3)
     (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(7)
     (12)(a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Pacific Basin Fund (to be filed).

         (b) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Asian Growth Fund (to be filed).
     (13)(a) Transfer Agency Agreement dated February 28, 1997.(2)
         (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
     (14)    Consent of PricewaterhouseCoopers LLP (filed herewith).
     (15)    Financial statements omitted from part B - none.
     (16)    Copies of  manually  signed  Powers of Attorney -  incorporated  by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995 and November 17, 1997.
     (17)    Additional Exhibits.
             (a) Form of amended Proxy Card (filed herewith).


----------------

(1) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, filed December 22, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, filed February 25, 1997.
(3) Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement, filed November 17, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, filed February 26, 1998.
(5) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, filed July 10, 1998.
(6) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, filed December 30, 1998.
(7) Incorporated by reference from the Registration Statement on Form N-14, filed January 22, 1999.

PRICEWATERHOUSECOOPERS LLP
--------------------------------------------------------------------------------


                                                      PriceWaterhouseCoopers LLP
                                                          750 Seventeenth Street
                                                                      Suite 2500
                                                               Denver, CO  80202
                                                       Telephone  (303) 893-8100

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Statement of Additional Information constituting part of this registration statement on Form N-14 (the "Registration Statement") of our report dated September 9, 1998 relating to the financial statements and financial highlights appearing in the July 31, 1998 Annual Report to Shareholders of INVESCO European Small Company Fund (one of the portfolios constituting INVESCO Specialty Funds, Inc.) and our report dated December 9, 1998 relating to the financial statements and financial highlights appearing in the October 31, 1998 Annual Report to Shareholders of INVESCO European Fund (one of the portfolios constituting INVESCO International Funds, Inc.), which are also incorporated by reference into the Statement of Additional Information.

We also consent to the incorporation by reference of our report into the Prospectus of INVESCO European Small Company Fund dated December 1, 1998, and the incorporation by reference of our report in the Prospectus of INVESCO European Fund dated March 1, 1999, which constitute parts of this Registration Statement. We also consent to the references to us under the headings "Independent Accountants" and "Financial Statements" in the Statement of Additional Information of INVESCO European Small Company Fund and to the reference to us under the heading "Financial Highlights" in the Prospectus of INVESCO European Small Company Fund both dated December 1, 1998. We also consent to the references to us under the headings "Independent Accountants" and "Financial Statements" in the Statement of Additional Information of INVESCO
European Fund and to the reference to us under the heading "Financial Highlights" in the Prospectus of INVESCO European Fund both dated March 1, 1999.

We also consent to the reference to us under the heading "Experts" in the combined Prospectus/Proxy Statement, constituting part of this Registration Statement.



PricewaterhouseCoopers LLP

/s/ PricewaterhouseCoopers LLP
------------------------------

Denver, Colorado
March 16, 1999

[Name and Address]


                       INVESCO EUROPEAN SMALL COMPANY FUND
                          INVESCO SPECIALTY FUNDS, INC.

                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999


      This proxy is being solicited on behalf of the Board of Directors of INVESCO Specialty Funds, Inc. ("Specialty Funds") and relates to the proposals with respect to Specialty Funds and to INVESCO European Small Company Fund ("European Small Company Fund"), a series of Specialty Funds. The undersigned hereby appoints as proxies Fred A. Deering and Mark H. Williamson, and each of them (with power of substitution), to vote all shares of common stock of the undersigned in European Small Company Fund at the Special Meeting of Shareholders to be held at 10:00 a.m., Mountain Standard Time, on May 20, 1999, at the offices of Specialty Funds, 7800 E. Union Avenue, Denver, Colorado 80237, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.


      The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote "FOR" all proposals relating to Specialty Funds and to European Small Company Fund with discretionary power to vote upon such other business as may properly come before the Meeting.

YOUR VOTE IS IMPORTANT. IF YOU ARE NOT VOTING BY PHONE, FACSIMILE, OR INTERNET, PLEASE DATE AND SIGN THIS PROXY BELOW AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.


TO VOTE BY TOUCH-TONE PHONE OR THE INTERNET, PLEASE CALL 1-800-690-6903 TOLL FREE OR VISIT HTTP://WWW.PROXYVOTE.COM. TO VOTE BY FACSIMILE TRANSMISSION, PLEASE FAX YOUR COMPLETED PROXY CARD TO 1-800-735-1885.



           TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:


               [XXX]          KEEP THIS PORTION FOR YOUR RECORDS



                                                 DETACH AND RETURN THIS PORTION ONLY

                                        THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

                                                 INVESCO EUROPEAN SMALL COMPANY FUND
                                                    INVESCO SPECIALTY FUNDS, INC.

VOTE ON DIRECTORS                                       FOR      WITHHOLD     FOR ALL
                                                        ALL         ALL       EXCEPT
                                                        / /         / /         / /


4.   Election   of   Specialty   Fund's   Board   of                                         To withhold  authority to
     Directors:  (1) Charles  W. Brady;  (2) Fred A.                                         vote  for any  individual
     Deering;     (3)     Mark    H.     Williamson;                                         nominee(s),   mark   "For
     (4) Dr. Victor  L.  Andrews;  (5) Bob R. Baker;                                         All   Except"  and  write
     (6) Lawrence  H.  Budner;   (7) Dr. Wendy   Lee                                         the  nominee's  number on
     Gramm;   (8) Kenneth   T.  King;   (9) John  W.                                         the line below.
     McIntyre; and (10) Dr. Larry Soll.                                                      -------------------------




VOTE ON PROPOSALS                                                                FOR         AGAINST        ABSTAIN


1.    Approval of an Agreement and Plan of  Reorganization  and Termination      / /           / /             / /
      under which INVESCO  European  Fund  ("European  Fund"),  a series of
      INVESCO  International  Funds, Inc.  ("International  Funds"),  would acquire all of the assets of European Small Company Fund, a series of
      Specialty  Funds,  in exchange solely for shares of European Fund and the  assumption  by European  Fund of all of European  Small  Company
      Fund's  liabilities,  followed by the distribution of those shares to the  shareholders of European Small Company Fund, all as described in the  accompanying  Prospectus/Proxy  Statement;

2.    Approval of an Agreement and Plan of Conversion and Termination under      / /           / /             / /
      which European Small Company Fund would be converted from a series of
      Specialty Funds to a series of  International  Funds, as described in the accompanying Prospectus/Proxy Statement;


3.    Approval of changes to the fundamental  investment policies;               / /           / /             / /


/ /   To vote against the  proposed  changes to one or more of the specific      / /           / /             / /
      fundamental  investment policies, but to approve others, PLACE AN "X"
      IN THE BOX AT left and  indicate the  letter(s)  (as set forth in the proxy statement) of the investment policy or policies you do not want to change on the reverse side. IF YOU CHOOSE TO VOTE  DIFFERENTLY  ON
      INDIVIDUAL RESTRICTIONS, YOU MUST MAIL YOUR PROXY CARD. IF YOU CHOOSE
      TO  VOTE  THE  SAME ON ALL  RESTRICTIONS  PERTAINING  TO  YOUR  FUND,
      TELEPHONE AND INTERNET VOTING ARE AVAILABLE.


5.   Ratification  of the  selection of  PricewaterhouseCoopers  LLP as European / /           / /             / /
     Small Company Fund's Independent Public Accountants.


YOUR VOTE IS IMPORTANT. IF YOU ARE NOT VOTING BY PHONE,  FACSIMILE,  OR INTERNET,  PLEASE DATE AND SIGN THIS PROXY
BELOW AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.


TO  VOTE  BY   TOUCH-TONE   PHONE   OR  THE   INTERNET,   PLEASE   CALL   1-800-690-6903   TOLL   FREE  OR   VISIT
HTTP://WWW.PROXYVOTE.COM.   TO  VOTE  BY  FACSIMILE  TRANSMISSION,   PLEASE  FAX  YOUR  COMPLETED  PROXY  CARD  TO
1-800-735-1885.



Please sign  exactly as name  appears  hereon.  If stock is held in the name of joint  owners,  each  should  sign.
Attorneys-in-fact,  executors,  administrators,  etc.  should so  indicate.  If  shareholder  is a  corporation  or partnership, please sign in full corporate or partnership name by authorized person


-----------------------------------------------------------------------  ------------------------------------------
Signature                                                                Date


-----------------------------------------------------------------------  ------------------------------------------
Signature (Joint Owners)                                                 Date


[BACK]

To vote against the proposed changes to one or more of the specific investment policies, indicate the letter(s) (as set forth in the proxy statement) of the investment policy or policies you do not want to change on the line at the right. IF YOU CHOOSE TO VOTE THE SAME ON ALL RESTRICTIONS PERTAINING TO YOUR FUND, TELEPHONE AND INTERNET VOTING ARE AVAILABLE.